UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Managed Accounts Portfolios Trust

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Semi-Annual Report

January 31, 2010

Municipal Total Return Managed Accounts Portfolio

LIFE IS COMPLEX.

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www.nuveen.com/accountaccess

If you receive your Nuveen Fund dividends and statements directly from Nuveen.

Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Chairman’s

Letter to Shareholders

Dear Shareholder,

The economic environment in which your Fund operates reflects continuing but uneven economic recovery. The U.S. and other major industrial countries are experiencing steady but comparatively low levels of economic growth, while emerging market countries are seeing a resumption of relatively strong economic expansion. The largest source of economic uncertainty is the potential impact of steps being considered by many governments to counteract the extraordinary governmental spending and credit expansion carried out to deal with the financial and economic crisis of 2008. Consequently, the implications for future tax rates, government spending, interest rates and the pace of economic recovery in the U.S. and other leading economies are extremely difficult to predict at the present time. The long term health of the global economy depends on restoring some measure of fiscal discipline around the world, but since all of the corrective steps require economic pain, it is not surprising that governments are reluctant to undertake them.

In the near term, governments remain committed to furthering economic recovery and realizing a meaningful reduction in their national unemployment rates. Such an environment should produce continued economic growth and, consequently, attractive investment opportunities. Over the longer term, the larger uncertainty mentioned earlier carries the risk of unexpected potholes in the road to sustained recovery. For this reason, Nuveen’s investment management teams are working hard to balance return and risk by building well-diversified portfolios, among other strategies. I encourage you to read the following commentary on the management of your Fund. As always, I also encourage you to contact your financial consultant if you have any questions about your Nuveen Fund investment.

On behalf of the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board and Lead Independent Director

March 25, 2010

Nuveen Investments	1

Portfolio Manager’s Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Portfolio disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.

This Portfolio was developed exclusively for use within Nuveen-sponsored separately managed accounts. It enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential than otherwise might be achievable.

The Portfolio is managed by Marty Doyle, CFA, who has 20 years of investment experience and has managed the Portfolio since its inception in 2007. Here Marty examines the investment strategy of the Portfolio and its performance over the six-month period ended January 31, 2010.

How did the Portfolio perform during the six-month period ended January 31, 2010? What strategies were used to manage the Portfolio during the reporting period? How did these strategies influence performance?

The Municipal Total Return Managed Accounts Portfolio outperformed the Barclays Capital 7-Year Municipal Bond Index during the six-month reporting period. The table on page three provides performance information for the six-month, one-year and since inception periods ended January 31, 2010.

The Portfolio uses a value-oriented investment strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return. The Portfolio invests in various types of municipal securities, including investment grade (rated BBB/Baa or better), below investment grade (rated BB/Ba or lower), high yield and unrated municipal securities. The Portfolio focuses on securities with intermediate to longer-term maturities. This investment strategy did not change during the reporting period.

One factor that contributed to the outperformance during the six-month reporting period was the Portfolio’s diversified yield curve positioning. The Portfolio had a lower weighting in shorter maturities (six years and less), a group that underperformed longer maturities. Additionally, we increased the Portfolio’s exposure to BBB and lower rated credits, and we found the most value in tax-backed and essential service revenue bonds across a credit quality range from single A to non-rated.

We continued to focus on diversification, and looked to add exposure across the entire yield curve, credit quality ranges and industry sectors. We also looked for opportunities to purchase undervalued credits in sectors and maturities that experienced elevated volatility during the period. We increased our exposure to high yield credits and longer duration securities, but still remained relatively conservative with our long-term targets.

2	Nuveen Investments

1	The Barclays Capital 7-Year Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or on-going expenses. This index more closely compares to the duration of the bonds in the Portfolio. An index is not available for direct investment.

Average Annual Total Returns on Net Asset Value

as of 1/31/10

	Cumulative	Average Annual
	6-Month	1-Year	Since Inception (5/31/07)
Municipal Total Return Managed Accounts Portfolio	6.55%	12.40%	5.28%
Barclays Capital 7-Year Municipal Bond Index[1]	3.15%	4.50%	6.60%

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Shares are available without a sales charge. Additionally, the Adviser does not charge any investment advisory or administrative fees directly to the Portfolio and has also agreed irrevocably to waive all fees and pay or reimburse all expenses of the Funds; see p. 23 of this report for more information. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Please see the Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

Nuveen Investments	3

Fund Spotlight as of 1/31/10 Municipal Total Return Managed Accounts Portfolio

Quick Facts

NAV	$10.19
Latest Monthly Dividend[1]	$.0417
Latest Ordinary Income Distribution[2]	$.0040
Inception Date	5/31/07

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Fund shares have no sales charge. The Fund is a specialized municipal bond portfolio developed exclusively for use within Nuveen-sponsored separately managed accounts. Returns reflect an expense limitation from the Fund’s investment adviser.

Average Annual Total Returns as of 1/31/10

NAV
1-Year	12.40%
Since Inception	5.28%

Average Annual Total Returns as of 12/31/09

NAV
1-Year	17.29%
Since Inception	5.14%

Tax-Free Yields

NAV
Dividend Yield[3]	4.91%
SEC 30-Day Yield[3]	4.57%
Taxable-Equivalent Yield[4]	6.35%

Expense Ratios
	Gross Expense Ratio	Net Expense Ratio
	0.25%	0.00%

The expense ratios shown factor in Total Annual Fund Operating Expenses. The Adviser has agreed irrevocably during the existence of the Fund to waive all fees and pay or reimburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses. The expense ratios shown are those in the most recent Fund prospectus.

Bond Credit Quality5

Portfolio Statistics
Net Assets ($000)	$110,767
Average Effective Maturity on Securities (Years)	15.41
Average Duration	6.36

1	Paid February 1, 2010. This is the latest monthly tax-exempt dividend declared during the period ended January 31, 2010.

2	Paid December 4, 2009. Ordinary income is subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

5	As a percentage of total investments as of January 31, 2010. Holdings are subject to change.

4	Nuveen Investments

Fund Spotlight as of 1/31/10 Municipal Total Return Managed Accounts Portfolio

Portfolio Composition[1]
Tax Obligation/Limited	20.6%
Tax Obligation/General	18.2%
Education and Civic Organizations	12.4%
Health Care	11.6%
Transportation	10.3%
Water and Sewer	8.5%
Utilities	6.8%
Consumer Staples	5.6%
Other	6.0%

States[1]
California	16.7%
Illinois	11.6%
Texas	7.7%
New York	5.9%
Pennsylvania	4.9%
Indiana	4.7%
Georgia	3.8%
Missouri	3.5%
Florida	3.5%
North Carolina	3.2%
Wisconsin	2.9%
Virgin Islands	2.7%
Michigan	2.7%
Ohio	2.5%
Arkansas	1.9%
Alabama	1.8%
South Carolina	1.6%
Alaska	1.4%
New Jersey	1.3%
Idaho	1.3%
Other	14.4%

1	As a percentage of total investments as of January 31, 2010. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical Performance
	Actual Performance	(5% annualized return before expenses)
Beginning Account Value (8/01/09)	$1,000.00	$1,000.00
Ending Account Value (1/31/10)	$1,065.50	$1,025.21
Expenses Incurred During Period	$—	$—

Expenses are equal to the Fund’s annualized net expense ratio of 0.00% for the six-month period.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alabama – 1.8%

$1,020	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.500%, 12/01/10	No Opt. Call	A–	$1,044,868

850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A2	938,256
1,870	Total Alabama			1,983,124
	Alaska – 1.4%

145	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2006-2, 5.500%, 12/01/21 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	A+	149,705

500	Alaska Student Loan Corporation, Senior Lien Student Loan Revenue Bonds, Series 2006A-2, 5.000%, 6/01/14 (Alternative Minimum Tax)	No Opt. Call	AAA	538,310

830	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Baa3	819,949
1,475	Total Alaska			1,507,964
	Arizona – 0.9%

1,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/28 – FGIC Insured	No Opt. Call	AA+	937,100

95	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	92,611
1,095	Total Arizona			1,029,711
	Arkansas – 1.8%

900	Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, GNMA/FNMA Mortgage-Backed Securities Program, Series 2000F, 6.250%, 7/01/31 (Alternative Minimum Tax)	7/10 at 100.00	AAA	936,126

1,000	Benton, Arkansas, Public Utility Revenue Bonds, Series 2006, 5.000%, 9/01/21 – AMBAC Insured	3/17 at 100.00	N/R	1,063,060
1,900	Total Arkansas			1,999,186
	California – 16.2%

500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	A–	496,635

850	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2008-F1, 5.500%, 4/01/43	4/18 at 100.00	AA	889,185

100	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 1993A, 5.400%, 5/01/28 (ETM)	5/10 at 100.00	AAA	100,898

250	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1	252,435

575	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2009H, 5.500%, 11/01/27	11/19 at 100.00	BBB+	568,531

250	California State Public Works Board, Lease Revenue Bonds, Department of Health Services, Series 2005K, 5.000%, 11/01/24	11/15 at 100.00	BBB+	242,868

720	California, Various Purpose General Obligation Bonds, Series 1997, 5.625%, 10/01/21 – BHAC Insured	10/10 at 100.00	AAA	725,256

5,000	Chabot-Las Positas Community College District, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/36 – AMBAC Insured	8/16 at 36.74	Aa2	853,550

1,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2009A, 6.000%, 8/01/25 – AGC Insured	No Opt. Call	AAA	1,156,000

325	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A: 4.000%, 6/01/12 – AMBAC Insured	No Opt. Call	BBB+	341,832
1,000	5.000%, 6/01/17	4/10 at 100.00	BBB+	1,000,040

1,000	Long Beach, California, Harbor Revenue Bonds, Series 2005A, 5.000%, 5/15/23 – NPFG Insured (Alternative Minimum Tax)	5/15 at 100.00	AA	1,007,040

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2009A, 5.250%, 5/15/29	5/19 at 100.00	AA	$1,043,260

1,000	Palo Alto Unified School District, Santa Clara County, California, General Obligation Bonds, Capital Appreciation Series 2008, 0.000%, 8/01/26	No Opt. Call	AAA	439,030

1,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2004C, 5.500%, 8/01/24 – NPFG Insured	8/12 at 102.00	AA–	1,088,630

850	Public Utilities Commission of the City and County of San Francisco, California, Water Revenue Bonds, Series 2006A, 5.000%, 11/01/25 – AGM Insured	5/16 at 100.00	AAA	897,541

600	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2000, Issue 26A, 5.000%, 5/01/15 – FGIC Insured	5/10 at 101.00	A1	608,196

750	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A, 3.000%, 6/15/26 – AGM Insured	6/17 at 100.00	AAA	615,248

1,000	San Gorgonio Memorial Healthcare District,Riverside County, California, General Obligation Bonds, Series 2009C, 7.000%, 8/01/27	8/17 at 100.00	Baa1	1,064,680

1,500	San Mateo County Joint Powers Financing Authority, California, Lease Revenue Refunding Bonds, Capital Projects, Series 2009A, 5.250%, 7/15/25	1/20 at 100.00	AA+	1,605,657

1,275	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured	12/17 at 100.00	N/R	1,168,229

1,000	State of California $4,000,000,000 Various Purpose General Obligation Bonds, 6.500%, 4/01/33	4/19 at 100.00	A–	1,071,180

750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34	10/19 at 100.00	AA+	760,290
22,295	Total California			17,996,211
	Colorado – 0.8%

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	BBB	488,690

75	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/15	No Opt. Call	BBB	78,232

300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	A	295,845
875	Total Colorado			862,767
	District of Columbia – 0.4%

450	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	5/11 at 101.00	BBB	451,260
	Florida – 3.4%

25	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	21,132

25	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	17,725

200	Brevard County, Florida, General Obligation Bonds, North Brevard Recreation, Series 2007, 5.625%, 7/01/15 – AMBAC Insured	No Opt. Call	N/R	224,130

360	Brevard County, Florida, General Obligation Bonds, South Brevard Recreation, Series 2007, 5.000%, 7/01/22 – AMBAC Insured	No Opt. Call	N/R	366,012

750	Florida Board of Education, Lottery Revenue Bonds, Series 2006A, 5.000%, 7/01/21 – AMBAC Insured	7/15 at 101.00	AAA	794,895

450	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+	476,726

280	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005D, 5.000%, 11/15/35	No Opt. Call	AA–	270,530

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$750	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/19 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	Aa3	$758,423

130	Lee County, Florida, Passenger Facility Charge Revenue Bonds, Series 1998 Refunding, 5.000%, 10/01/18 – AMBAC Insured	4/10 at 100.00	N/R	130,022

475	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.250%, 10/01/30	10/20 at 100.00	A2	480,382

60	Okaloosa County Gas District, Florida, Gas System Revenue Bonds, Series 2005A, 4.400%, 10/01/29 – AMBAC Insured	10/14 at 100.00	A+	58,606

75	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.750%, 10/01/22	10/17 at 100.00	BBB	72,764

75	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R	67,085
3,655	Total Florida			3,738,432
	Georgia – 3.7%

650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	A1	679,822

	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009A:
500	6.000%, 11/01/22	11/19 at 100.00	A	545,530
500	6.000%, 11/01/24	11/19 at 100.00	A	540,595

500	Gwinnett County Development Authority, Georgia, Certificates of Participation, County Public Schools Project, Series 2006, 5.250%, 1/01/19 – NPFG Insured	No Opt. Call	AA+	563,685

60	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007, 5.250%, 10/01/18	10/17 at 100.00	A2	63,326

500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	A+	511,815

45	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B, 5.000%, 3/15/12	No Opt. Call	A	47,278

350	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A	393,012

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA	778,875
3,855	Total Georgia			4,123,938
	Guam – 0.5%

500	Guam Government, General Obligation Bonds, 2009 Series A, 5.750%, 11/15/14	No Opt. Call	B+	514,270
	Idaho – 1.3%

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34	6/18 at 100.00	A3	850,478

	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1:
130	5.625%, 7/01/28 (Alternative Minimum Tax)	1/17 at 100.00	Aaa	134,930
410	6.250%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	Aaa	423,083
1,290	Total Idaho			1,408,491
	Illinois – 11.3%

1,085	Chicago State University, Illinois, Auxiliary Facilities System Revenue Bonds, Series 1998, 5.500%, 12/01/23 – NPFG Insured	No Opt. Call	A	1,132,122

355	Chicago, Illinois, General Obligation Refunding Bonds, Series 1992, 6.250%, 1/01/11 – AMBAC Insured	No Opt. Call	AA–	369,512

500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA–	506,185

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$255	Green Oaks Village, Illinois, General Obligation Bonds, Series 2009, 5.500%, 12/01/28	No Opt. Call	AAA	$275,556

200	Illinois Development Finance Authority, Revenue Bonds, Adventist Health System – Sunbelt Obligated Group, Series 1997A, 5.500%, 11/15/14 – NPFG Insured	No Opt. Call	AA	218,370

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	A–	795,600

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa1	602,128

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.250%, 2/01/19	No Opt. Call	Baa2	1,060,060

150	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	4/17 at 100.00	Baa2	145,899

100	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	88,189

700	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB	705,089

	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002:
665	6.250%, 1/01/17	1/13 at 100.00	Baa1	685,302
60	5.500%, 1/01/22	1/13 at 100.00	Baa1	59,480

205	Kane County, Illinois, Community Unit School District 304 Geneva, General Obligation Bonds, Series 2008, 5.250%, 1/01/23 – AGM Insured	1/18 at 100.00	AAA	224,723

250	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/30	1/16 at 100.00	AA	257,418

	Markham, Illinois, General Obligation Bonds, Series 2008A:
200	4.750%, 2/01/17	No Opt. Call	BBB	202,856
455	4.750%, 2/01/18	No Opt. Call	BBB	458,012

1,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1999A, 5.500%, 12/15/24 – FGIC Insured	6/10 at 101.00	AAA	1,013,480

500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AAA	670,015

250	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA+	303,188

250	Saint Clair County High School District 203, O’Fallon, Illinois, General Obligation Bonds, Series 2007, 5.750%, 12/01/26 – AMBAC Insured	12/17 at 100.00	A+	275,113

750	Southwestern Illinois Development Authority, Local Goverment Program Bonds, St. Clair County Community Unit School District 19 Mascoutah, Series 2009, 5.750%, 2/01/29 – AGC Insured	No Opt. Call	AAA	839,408

1,060	Tazewell County School District 51, Illinois, General Obligation Bonds, Series 2007, 9.000%, 12/01/26 – FGIC Insured	No Opt. Call	A3	1,595,838
11,390	Total Illinois			12,483,543
	Indiana – 4.6%

250	Central Nine Career Charter School Building Corporation, Indiana, General Obligation Bonds, Series 2007, 5.500%, 1/15/17	No Opt. Call	A	275,618

670	East Chicago Multi-School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 7/15/16	No Opt. Call	AA+	792,087

1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34	1/20 at 100.00	AA	1,010,020

525	Indiana Finance Authority Educational Facilities Revenue Bonds, Series 2009, 7.000%, 10/01/39	10/19 at 100.00	BBB–	527,856

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$500	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 4.150%, 8/01/10 – NPFG Insured	No Opt. Call	AA	$504,930

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	A	269,798

855	Portage Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2008, 5.250%, 1/15/19 – CIFG Insured	1/18 at 100.00	BBB+	875,529

75	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	BBB+	72,782

650	Tri-Creek Middle School Building Corporation, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 1/15/16 – AGM Insured	No Opt. Call	AAA	770,595
4,775	Total Indiana			5,099,215
	Kansas – 0.5%

515	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 4.750%, 12/01/16	12/15 at 100.00	N/R	531,387
	Kentucky – 0.7%

500	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008A-1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AAA	546,295

250	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/28	5/18 at 100.00	Baa2	258,180
750	Total Kentucky			804,475
	Louisiana – 0.7%

500	St. John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB+	476,455

335	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	315,610
835	Total Louisiana			792,065
	Maine – 0.4%

410	South Berwick, Maine, Education Revenue Bonds, Berwick Academy Issue, Series 1998, 5.250%, 8/01/13	8/10 at 100.00	BBB	412,653
	Maryland – 0.4%

530	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	409,409
	Massachusetts – 1.1%

250	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/37 – ACA Insured	1/17 at 100.00	N/R	172,940

750	Massachusetts Development Finance Agency, RevenuE Bonds, The Sabis International Charter School Issue, Series 2009, 8.000%, 4/15/31	10/19 at 100.00	BBB	832,245

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series A (2008), 6.250%, 1/15/28	1/18 at 100.00	N/R	270,762
1,300	Total Massachusetts			1,275,947
	Michigan – 2.6%

500	Detroit, Michigan, General Obligation Bonds, Tax Anticipation Notes, Series 2009C, 10.000%, 10/01/10	No Opt. Call	N/R	499,955

250	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A, 4.875%, 8/15/27	8/17 at 100.00	N/R	179,973

750	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Alma College Project, Series 2008, 5.500%, 6/01/28	6/18 at 100.00	A3	773,198

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$80	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 4.750%, 10/15/25	4/10 at 100.00	A+	$80,011

30	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.250%, 8/15/23	2/10 at 100.00	Ba3	25,382

170	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1997A, 5.250%, 8/15/27 – AMBAC Insured	4/10 at 100.00	BB–	128,801

875	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Series 2000A, 6.000%, 12/01/27 – AMBAC Insured	12/10 at 101.00	AA	894,128

15	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.250%, 8/15/13	2/10 at 100.00	BB–	15,001

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	Baa3	277,269
2,970	Total Michigan			2,873,718
	Missouri – 3.4%

1,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 5.625%, 3/01/34	3/18 at 100.00	A	1,023,080

1,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009C, 5.750%, 11/01/29	No Opt. Call	A+	1,030,030

600	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, Independence Electric System Projects, Series 2009D, 5.750%, 6/01/34	No Opt. Call	A+	616,608

500	Saint Louis Industrial Development Authority, Missouri, Empowerment Zone Hotel Facilities Revenue Bonds, Laurel Embassy Suites, Series 2009, 8.500%, 12/15/39	12/19 at 107.00	N/R	491,415

287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	213,439

360	Sikeston, Missouri, Electric System Revenue Bonds, Series 1992, 6.200%, 6/01/10 – NPFG Insured	No Opt. Call	A	365,900

75	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.250%, 9/01/15	No Opt. Call	N/R	77,275
3,822	Total Missouri			3,817,747
	Nebraska – 0.5%

500	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008, 6.125%, 8/15/31	8/17 at 100.00	A2	528,545
	Nevada – 0.8%

815	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2007A1, 5.000%, 7/01/19 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	Aa3	822,514

100	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R	93,375
915	Total Nevada			915,889
	New Jersey – 1.3%

600	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.625%, 6/15/19	6/10 at 100.00	BBB	599,946

805	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008X, 5.000%, 4/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	838,810
1,405	Total New Jersey			1,438,756

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico – 0.2%

$250	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Series 2007A, 5.150%, 6/01/37 – FGIC Insured (Alternative Minimum Tax)	6/12 at 100.00	Baa3	$209,033
	New York – 5.7%

750	Dormitory Authority of the State of New York, Revenue Bond, Court Facilities Lease, New York City Issue, Series 2005A, 5.500%, 5/15/25 – AMBAC Insured	No Opt. Call	AA–	833,108

675	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A, 5.250%, 2/01/27	No Opt. Call	BBB–	601,675

100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	97,277

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
175	5.000%, 3/01/15	No Opt. Call	A	189,859
1,000	5.000%, 3/01/46 – FGIC Insured	9/16 at 100.00	BBB–	904,410

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B, 5.500%, 10/15/27	No Opt. Call	AAA	616,880

435	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, Series 87, 5.150%, 4/01/17	4/10 at 100.00	Aa1	442,660

500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	528,990

930	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/19	No Opt. Call	AA–	993,017

450	Saratoga County Water and Sewer Authority, New York, Revenue Bonds, Series 2008, 5.000%, 9/01/38	9/18 at 100.00	AA	463,280

640	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2008C, 5.000%, 11/15/27	11/18 at 100.00	Aa2	688,000
6,155	Total New York			6,359,156
	North Carolina – 3.1%

100	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/21	10/17 at 100.00	N/R	97,356

1,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 2010B, 5.375%, 7/01/28 (WI/DD, Settling 2/10/10)	7/20 at 100.00	A+	986,730

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	406,102

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	A–	536,445

740	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series 2003, 5.500%, 10/01/17 – RAAI Insured	No Opt. Call	BB	735,826

500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/19	1/18 at 100.00	A	554,595

100	University of North Carolina System, Pooled Revenue Bonds, Series 2004B, 4.000%, 4/01/15 – AMBAC Insured	4/14 at 100.00	N/R	105,308
3,290	Total North Carolina			3,422,362
	Ohio – 2.4%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
215	5.000%, 6/01/16	No Opt. Call	BBB	220,145
305	5.000%, 6/01/17	No Opt. Call	BBB	305,909

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$95	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	BBB	$88,282

240	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	Aa2	251,911

750	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/23	12/18 at 100.00	Baa2	768,038

1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, Non-AMT, 5.625%, 10/01/19	No Opt. Call	BBB–	1,030,370
2,605	Total Ohio			2,664,655
	Oregon – 0.9%

1,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B, 0.000%, 6/15/27 – AGM Insured	6/17 at 100.00	AAA	983,760
	Pennsylvania – 4.7%

250	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%, 10/01/25	10/18 at 100.00	BBB	264,333

30	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Bonds, Series1997D, 0.000%, 3/15/15 – AMBAC Insured	No Opt. Call	N/R	25,485

1,250	Lackawanna County, Pennsylvania, General Obligation Notes, Series 2009B, 6.000%, 9/15/32 – AGC Insured	9/19 at 100.00	AAA	1,322,960

100	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 5.200%, 7/01/12	7/10 at 101.00	N/R	100,183

755	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 1992, 6.125%, 7/01/12 – AMBAC Insured	4/10 at 100.00	Baa1	756,872

500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 5.000%, 1/01/14	No Opt. Call	Baa3	526,315

375	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	AA	387,435

870	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23	No Opt. Call	Baa1	931,326

850	Pittsburgh, Pennsylvania, General Obligation Bonds, Refunding Series 2008A, 5.000%, 9/01/13	No Opt. Call	Baa1	913,198
4,980	Total Pennsylvania			5,228,107
	Puerto Rico – 0.7%

275	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%, 7/01/18 – FGIC Insured	7/13 at 100.00	BBB	279,417

500	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.000%, 5/15/11 – BHAC Insured	No Opt. Call	BBB	512,515
775	Total Puerto Rico			791,932
	Rhode Island – 1.2%

200	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2007 Series 57-B, 5.150%, 4/01/22 (Alternative Minimum Tax)	4/17 at 100.00	AA+	206,458

250	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	261,643

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
670	6.000%, 6/01/23	6/12 at 100.00	BBB	676,177
100	6.125%, 6/01/32	6/12 at 100.00	BBB	95,523
50	6.250%, 6/01/42	6/12 at 100.00	BBB	47,604
1,270	Total Rhode Island			1,287,405

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	South Carolina – 1.6%

$500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.125%, 12/01/30	12/16 at 100.00	A–		$511,100

400	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2008A-3, 5.250%, 1/01/19	1/18 at 100.00	A–		428,320

740	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.000%, 8/01/13	No Opt. Call	BBB+		807,754

10	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28 (Pre-refunded 5/15/16)	5/16 at 100.00	BBB	(4)	10,786
1,650	Total South Carolina				1,757,960
	Tennessee – 1.0%

1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+		888,800

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
110	5.000%, 9/01/15	No Opt. Call	BB+		115,608
50	5.000%, 9/01/16	No Opt. Call	BB+		51,785
70	5.250%, 9/01/26	No Opt. Call	BB+		68,034
1,230	Total Tennessee				1,124,227
	Texas – 7.5%

750	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29	8/19 at 100.00	BBB		765,810

500	City of Dallas, Texas, Counties of Dallas, Denton, Collin, and Rockwall, Waterworks and Sewer System Revenue Bonds, Series 1998 Refunding, 5.000%, 10/01/29 – AGM Insured	4/10 at 100.00	AAA		500,400

350	Forney Independent School District, Kaufman County, Texas, General Obligation Bonds, Series 2008, 0.000%, 8/15/25	8/17 at 65.60	AAA		164,483

650	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 1998A, 6.000%, 7/01/13 – FGIC Insured (Alternative Minimum Tax)	7/10 at 100.00	A		655,148

1,000	Houston, Texas, Water Conveyance System Contract, Certificates of Participation, Series 1993A-J, 6.800%, 12/15/11 – AMBAC Insured	No Opt. Call	N/R		1,082,090

	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008A:
200	6.000%, 1/01/19	1/18 at 100.00	A2		222,900
325	6.000%, 1/01/23 – NPFG Insured	1/18 at 100.00	A		351,995

375	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008, 5.750%, 1/01/38	1/18 at 100.00	A3		380,216

630	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds, Series 2006B, 5.000%, 10/01/24 – NPFG Insured (Alternative Minimum Tax)	10/16 at 100.00	AAA		632,791

540	Port of Port Arthur Navigation District, Texas, General Obligation Bonds, Port Improvement Series 2008B, 4.375%, 3/01/15 (Alternative Minimum Tax)	No Opt. Call	A		563,398

2,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A, 5.500%, 8/15/39 – AMBAC Insured	8/12 at 100.00	BBB+		1,997,035

1,000	Uptown Development Authority, Texas, Tax Increment Revenue Bonds, Series 2009, 4.700%, 9/01/20	9/19 at 100.00	BBB+		973,600
8,320	Total Texas				8,289,866
	Utah – 0.9%

750	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2008A, 5.250%, 7/01/20	7/13 at 100.00	A+		795,818

100	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R		88,349

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

$140	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–	$134,789
990	Total Utah			1,018,956
	Virgin Islands – 2.6%

500	Virgin Islands Public Finance Authority Revenue and Refunding Bonds (Virgin Islands Matching Fund Loan Notes) Series 2009A-1 (Senior Lien) Series 2009A-2, 5.000%, 10/01/24	10/19 at 100.00	BBB	496,375

300	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/16 – FGIC Insured	No Opt. Call	A	313,821

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/19	No Opt. Call	BBB	1,097,100

1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Subordinate Lien Refunding Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	997,610
2,800	Total Virgin Islands			2,904,906
	Virginia – 1.0%

125	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1977, 5.800%, 1/01/16 (ETM)	No Opt. Call	AAA	139,701

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	984,944
940	Total Virginia			1,124,645
	Washington – 0.2%

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	No Opt. Call	N/R	85,750

75	Skagit County Public Hospital District 1 , Washington, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	74,144

35	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB	36,202
210	Total Washington			196,096
	Wisconsin – 2.8%

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.125%, 2/15/26	2/16 at 100.00	BBB+	957,050

860	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Sisters of the Sorrowful Mother – Ministry Corporation, Series 1993D, 5.500%, 8/15/19 – NPFG Insured	2/10 at 100.00	A+	860,533

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Series 2009A:
1,000	6.000%, 5/01/27	5/19 at 100.00	AA–	1,151,700
90	6.000%, 5/01/33	No Opt. Call	AA–	100,917
2,950	Total Wisconsin			3,070,200
	Wyoming – 0.2%

250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	267,528
$109,042	Total Investments (cost $104,190,338) – 97.2%			107,699,497
	Other Assets Less Liabilities – 2.8%			3,067,879
	Net Assets – 100%			$110,767,376

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

January 31, 2010

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

16	Nuveen Investments

Statement of Assets and Liabilities (Unaudited)

January 31, 2010

Assets
Investments, at value (cost $104,190,338)	$107,699,497
Cash	2,070,104
Receivables:
From Adviser	7,513
Interest	1,359,065
Investments sold	1,086,500
Shares sold	552,175
Other assets	543
Total assets	112,775,397
Liabilities
Payables:
Dividends	371,321
Investments purchased	1,479,130
Shares redeemed	96,699
Accrued other expenses	60,871
Total liabilities	2,008,021
Net assets	$110,767,376
Shares outstanding	10,870,482
Net asset value per share	$10.19
Net Assets Consist of:
Capital paid-in	$106,842,236
Undistributed (Over-distribution of) net investment income	41,101
Accumulated net realized gain (loss) from investments	374,880
Net unrealized appreciation (depreciation) of investments	3,509,159
Net assets	$110,767,376

See accompanying notes to financial statements.

Nuveen Investments	17

Statement of Operations (Unaudited)

Six Months Ended January 31, 2010

Investment Income	$2,596,689
Expenses
Shareholders’ servicing agent fees and expenses	2,687
Custodian’s fees and expenses	18,079
Trustees’ fees and expenses	1,030
Professional fees	6,681
Shareholders’ reports – printing and mailing expenses	11,998
Federal and state registration fees	30,408
Other expenses	5,561
Total expenses before custodian fee credit and expense reimbursement	76,444
Custodian fee credit	(119)
Expense reimbursement	(76,444)
Net expenses	(119)
Net investment income	2,596,808
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	1,315,823
Change in net unrealized appreciation (depreciation) of investments	2,331,083
Net realized and unrealized gain (loss)	3,646,906
Net increase (decrease) in net assets from operations	$6,243,714

See accompanying notes to financial statements.

18	Nuveen Investments

Statement of Changes in Net Assets (Unaudited)

	Six Months Ended 1/31/10	Year Ended 7/31/09
Operations
Net investment income	$2,596,808	$3,650,578
Net realized gain (loss) from investments	1,315,823	(856,243)
Change in net unrealized appreciation (depreciation) of investments	2,331,083	1,870,917
Net increase (decrease) in net assets from operations	6,243,714	4,665,252
Distributions to Shareholders
From net investment income	(2,559,567)	(3,639,392)
Decrease in net assets from distributions to shareholders	(2,559,567)	(3,639,392)
Fund Share Transactions
Proceeds from sale of shares	22,586,000	68,531,320
Proceeds from shares issued to shareholders due to reinvestment of distributions	444,399	238,828
	23,030,399	68,770,148
Cost of shares redeemed	(8,301,243)	(26,471,891)
Net increase (decrease) in net assets from Fund share transactions	14,729,156	42,298,257
Capital contribution from Adviser	517	5,184
Net increase (decrease) in net assets	18,413,820	43,329,301
Net assets at the beginning of period	92,353,556	49,024,255
Net assets at the end of period	110,767,376	92,353,556
Undistributed (Over-distribution of) net investment income at the end of period	$41,101	$3,860

See accompanying notes to financial statements.

Nuveen Investments	19

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Municipal Total Return Managed Accounts Portfolio (the “Fund”), among others. The Trust was organized as a Massachusetts business trust on November 14, 2006.

The Fund is developed exclusively for use within Nuveen Investments, Inc. (“Nuveen”)-sponsored separately managed accounts. The Fund is a specialized municipal bond Fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. Certain securities in which the Fund invests are highly speculative. The Fund enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential than smaller managed accounts might otherwise achieve by using lower quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.

The Fund’s primary investment objective is to seek attractive total return. The Fund also seeks to provide high current income exempt from regular federal income taxes. Nuveen Asset Management (the “Adviser”), a wholly-owned subsidiary of Nuveen, uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return. The Fund invests in various types of municipal securities, including investment grade (rated BBB/Baa or better), below investment grade (rated BB/Ba or lower) (high yield), and unrated municipal securities. The Fund will focus on securities with intermediate to longer term maturities. The Fund may invest up to 50% of its net assets in high yield municipal bonds, but will normally invest 10-30% of its net assets in such bonds. The Fund may invest up to 5% of its net assets in defaulted bonds and up to 50% of its net assets in leveraged municipal securities, most notably inverse floating rate securities. The credit quality of the bonds underlying all leveraged municipal securities will be rated AA/Aa or higher, or, if unrated, judged to be of comparable quality by the Adviser. The Fund may also make forward commitments in which the Fund agrees to buy a security for settlement in the future at a price agreed upon today. The Fund is non-diversified and as a result may invest a relatively high percentage of its assets in a limited number of issuers.

In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification™ (the “Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Codification did not have a material effect on the Fund’s financial statements.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in the Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. Short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2010, the Fund had outstanding when-issued/delayed delivery purchase commitments of $985,580.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by

20	Nuveen Investments

taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Derivative Instruments

The Fund is authorized to invest in certain derivative instruments, including futures, forwards, options and swap transactions. Although the Fund is authorized to invest in such derivative instruments, and may do so in the future, it did not make any such investments during the six months ended January 31, 2010.

Inverse Floating Rate Securities

The Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as the Fund) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

The Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by the Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended January 31, 2010, the Fund did not invest in externally-deposited inverse floaters or self-deposited inverse floaters.

Municipal Money Market Funds

The Fund is authorized to invest in municipal money market funds that pay interest income exempt from regular federal, and in some cases state and local, income taxes. The Fund indirectly bears its proportionate share of the money market fund’s fees and expenses. The Adviser does, however, reimburse the Fund for the 12b-1 fees it indirectly incurs from its investments in money market funds. During the six months ended January 31, 2010, the Adviser reimbursed the Fund $517 for such indirectly incurred 12b-1 fees.

Zero Coupon Securities

The Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Nuveen Investments	21

Notes to Financial Statements (Unaudited) (continued)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$107,699,497	$—	$107,699,497

3. Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes. The Fund did not invest in derivative instruments during the six months ended January 31, 2010.

4. Fund Shares

Transactions in Fund shares were as follows:

	Six Months Ended 1/31/10		Year Ended 7/31/09
	Shares	Amount	Shares	Amount
Shares sold	2,223,229	$22,586,000	7,144,742	$68,531,320
Shares issued to shareholders due to reinvestment of distributions	43,756	444,399	24,664	238,828
Shares redeemed	(816,008)	(8,301,243)	(2,761,241)	(26,471,891)
Net increase (decrease)	1,450,977	$14,729,156	4,408,165	$42,298,257

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended January 31, 2010, aggregated $37,619,584 and $23,767,847, respectively.

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $104,115,093.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$4,099,311
Depreciation	(514,907)
Net unrealized appreciation (depreciation) of investments	$3,584,404

22	Nuveen Investments

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at July 31, 2009, the Fund’s last tax year end, were as follows:

Undistributed net tax-exempt income*	$294,520
Undistributed net ordinary income	4,238
Undistributed net long-term capital gains	—
*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on July 10, 2009, paid on August 3, 2009.

The tax character of distributions paid during the Fund’s last tax year ended July 31, 2009, was designated for purposes of the dividends paid deduction as follows:

Distributions from net tax-exempt income	$3,461,121
Distributions from net ordinary income	—
Distributions from net long-term capital gains	—

At July 31, 2009, the Fund’s last tax year end, the Fund had an unused capital loss carryforward available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforward will expire as follows:

Expiration:
July 31, 2016	$10,794
July 31, 2017	219,876
Total	$230,670

The Fund has elected to defer net realized losses from investments incurred from November 1, 2008 through July 31, 2009, the Fund’s last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October capital losses of $710,707 are treated as having arisen on the first day of the current fiscal year.

7. Management Fee and Other Transactions with Affiliates

The Adviser does not charge any investment advisory or administrative fees directly to the Fund. The Adviser has agreed irrevocably during the existence of the Fund to waive all fees and pay or reimburse all expenses of the Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses). The Adviser is compensated for its services to the Fund from the fee charged at the separately managed account level.

At January 31, 2010, Nuveen owned 10,000 shares of the Fund.

8. New Accounting Pronouncements

On January 21, 2010, FASB issued changes to the authoritative guidance under GAAP for fair value measurements. The objective of which is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for both Level 2 and Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements in the Level 3 rollforward must be shown on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Fund is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

Nuveen Investments	23

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Year Ended July 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
2010(d)	$9.80	$.26	$.37	$.63	$(.24)	$—	$(.24)	$10.19	6.55%
2009	9.78	.49	.01	.50	(.48)	—	(.48)	9.80	5.35
2008	10.12	.49	(.37)	.12	(.46)	—	(.46)	9.78	1.17
2007(e)	10.00	.07	.05	.12	—	—	—	10.12	1.20

24	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
$110,767.15		%*	4.84	%*	—	%*	4.99	%*	24%
92,354.25			4.87		—		5.12		23
49,024.44			3.97		—		4.41		55
5,569	1.26	*	2.67	*	—	*	3.92	*	7

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	For the six months ended January 31, 2010.
(e)	For the period May 31, 2007 (commencement of operations) through July 31, 2007.

See accompanying notes to financial statements.

Nuveen Investments	25

Notes

26	Nuveen Investments

Notes

Nuveen Investments	27

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Pre-Refunding: Pre-refunding, also known as advance refunding or refinancing, occurs when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older, existing bonds. This process often results in lower borrowing costs for bond issuers.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

28	Nuveen Investments

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: You may obtain (i) the Fund’s quarterly portfolio of investments, (ii) information regarding how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	29

Nuveen Investments:

Serving Investors For Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $145 billion of assets on December 31, 2009.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

•	Share prices

•	Fund details

•	Daily financial news

•	Investor education

•	Interactive planning tools

Distributed by Nuveen Investments, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-MAPS-0110P

Mutual Funds

Nuveen Managed Accounts Portfolios Trust

For investors seeking attractive monthly income potential.

Semi-Annual Report

January 31, 2010

International Income Managed Accounts Portfolio	Enhanced Multi-Strategy Income Managed Accounts Portfolio

LIFE IS COMPLEX.

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It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

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If you receive your Nuveen Fund dividends and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess

If you receive your Nuveen Fund dividends and statements directly from Nuveen.

Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Chairman’s

Letter to Shareholders

Dear Shareholder,

The global economic environment in which your Fund operates reflects continuing but uneven economic recovery. The U.S. and other major industrial countries are experiencing steady but comparatively low levels of economic growth, while emerging market countries are seeing a resumption of relatively strong economic expansion. The largest source of economic uncertainty is the potential impact of steps being considered by many governments to counteract the extraordinary governmental spending and credit expansion carried out to deal with the financial and economic crisis of 2008. Consequently, the implications for future tax rates, government spending, interest rates and the pace of economic recovery in the U.S. and other leading economies are extremely difficult to predict at the present time. The long term health of the global economy depends on restoring some measure of fiscal discipline around the world, but since all of the corrective steps require economic pain, it is not surprising that governments are reluctant to undertake them.

In the near term, governments remain committed to furthering economic recovery and realizing a meaningful reduction in their national unemployment rates. Such an environment should produce continued economic growth and, consequently, attractive investment opportunities. Over the longer term, the larger uncertainty mentioned earlier carries the risk of unexpected potholes in the road to sustained recovery. For this reason, Nuveen’s investment management teams are working hard to balance return and risk by building well-diversified portfolios, among other strategies. I encourage you to read the following commentary on the management of your Fund. As always, I also encourage you to contact your financial consultant if you have any questions about your Nuveen Fund investment.

On behalf of the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board and Lead Independent Director

March 25, 2010

Nuveen Investments	1

Portfolio Manager’s Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not Intended as recommendations of individual investments. The forward looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Portfolios disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Developed exclusively for use within Nuveen-sponsored separately managed accounts, each Portfolio is a specialized fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies.

The Portfolios are managed Andy Stenwall, Chief Investment Officer and Co-Director of Taxable Fixed Income of Nuveen Asset Management. Andy has managed the Portfolios since their inceptions in 2007. Here Andy discusses the Portfolios’ investment strategies and performance for the six-month period ended January 31, 2010.

How did the Portfolios perform during the six-month period ended January 31, 2010?

The table on page four provides performance information for both Portfolios for the six-month, one-year and since inception periods ended January 31, 2010. The table also compares the Portfolios’ performance to certain indexes. A more detailed account of each Portfolio’s relative performance is provided later in this report.

What are the Portfolios’ investment strategies and how were they applied during the six-month period ended January 31, 2010? How did these strategies influence performance?

International Income Managed Accounts Portfolio

Under normal circumstances, the Portfolio will invest at least 80% of its net assets directly or indirectly in securities and instruments issues or backed by non-U.S. governments and other non-U.S. issuers. Portfolio investments may include debt securities of non-U.S. government and supernational entities, U.S. government and government related debt securities, interest rate and total return swaps, government bond futures and forward contracts, current futures and forward contracts and other derivative or hedging instruments.

For the six-month period ended January 31, 2010, the International Income Managed Accounts Portfolio had a positive return, but underperformed its comparative index. During the reporting period, our overall strategy remained unchanged. We continued to look for countries with high real yields and countries where we could take advantage of the changing shape of their yield curves.

Over the reporting period, the Portfolio was negatively impacted by fluctuations in the global markets, which affected both our currency and interest rate positions. This stemmed first from the belief that growth was returning to the global gross domestic product (GDP) and then reversion to fear of a double dip recession, compounded by the

2	Nuveen Investments

credit crisis in Greece. This made it difficult to make money within the currency markets during the reporting period. In our currency positions, we tend to hold higher yielding developing countries. During the period, these tended to underperform as there was an increased aversion to risk following the Dubai and Greek credit crises. In particular, our long positions in the Polish zloty and South African rand detracted from performance.

Our interest rate exposure also was negatively impacted by the choppiness in global markets. As risk aversion increased throughout the period, bond yields rallied over concerns about the pace of global growth. The Portfolio was overweighted toward shorter interest rate positions (had a shorter duration than the benchmark) relative the index. As global rates rallied, our long positions in Mexico, New Zealand and Colombia contributed positively to performance, while our long positions in Brazil and Australia negatively impacted performance.

Also detracting from performance was our stop loss model. We manage the Portfolio’s positions using a two-part proprietary risk management system: a stop loss model and a technical indicator that alerts the portfolio manager to increased levels of risk. This risk management system is intended to help us reduce or eliminate certain positions when it appears that market conditions or trends will cause the value of the Portfolio’s investments to decline significantly. During the reporting period, the stop loss model detracted from performance as we were exiting positions throughout the period.

Enhanced Multi-Strategy Income Managed Accounts Portfolio

Under normal circumstances, the Portfolio will invest at least 80% of its assets in fixed income securities, including U.S. Treasury and agency bonds, asset backed securities, U.S. agency mortgage backed securities, commercial mortgage backed securities, U.S. investment grade corporate debt securities, U.S. high yield corporate debt securities, U.S. dollar-denominated non-U.S. government bonds, non-U.S. dollar non-U.S. government bonds, emerging market debt, futures, options, interest rate derivatives, currency forwards, total return swaps, credit default swaps, and other short-term securities or instruments.

The Enhanced Multi-Strategy Income Managed Accounts Portfolio outperformed its comparative index for the six-month period ended January 31, 2010. Our investment philosophy remained the same throughout the period. We continued to emphasize risk avoidance and caution due to the effects of the global credit crisis. Our performance was positively impacted by our position in asset-backed securities (ABS). We continued to focus on holding auto and credit card asset backed securities. Auto loans are the second largest subsector in the ABS market, and securities backed by credit card receivables have been a benchmark for the ABS market since they were first introduced in 1987.

In addition, the Portfolio benefited from our corporate bond holdings, in particular our high yield bond holdings. As fear of corporate defaults rates eased, high yield bonds performed well over the reporting period. Also, our mortgaged backed securities contributed to the Portfolio’s outperformance versus the index.

As mentioned previously for the International Income Managed Accounts Portfolio, the Portfolio was negatively impacted by the price movements in global markets, which

Nuveen Investments	3

1	The Citigroup World Government Bond ex-U.S. (Hedged) Index is a market capitalization weighted index consisting of the government bond markets of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Country eligibility is determined based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year. The since inception data for the index was calculated as of 12/31/07. The returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

2	The Barclays Capital Credit/Mortgage Index is a market-weighted blend of the Barclays Capital U.S. Credit Index and the Barclays Capital MBS Index. The since inception data for the index was calculated as of 12/31/07. The returns assume reinvestment of dividends and do not reflect any applicable sales charges. You cannot invest directly in an index.

impacted both our currency and interest rates position. This stemmed first from the belief that growth was returning to the global gross domestic products (GDP) and then reversion to fear of a double dip recession, compounded by the credit crisis in Greece. This made it difficult to make money within the currency markets during the reporting period. In our currency positions, we tend to hold higher yielding developing countries. During the period, these tended to underperform as there was an increased aversion to risk following the Dubai and Greek credit crises. These positions underperformed our short positions in more developed countries, which is where we were hedging our currency strategy.

Our interest rate exposure was also negatively impacted by the choppiness in global markets. The Portfolio was overweighted toward shorter interest rate positions relative the benchmark. Global rates rallied over the period, detracting from performance.

Average Annual Total Returns on Net Asset Value as of 1/31/10

	Cumulative	Annualized
	6-Month	1-Year	Since inception (12/27/07)
International Income Managed Accounts Portfolio	0.19%	4.42%	2.73%
Citigroup World Government Bond ex-U.S. (Hedged) Index[1]	1.67%	3.93%	5.10%
Enhanced Multi-Strategy Income Managed Accounts Portfolio	10.72%	27.97%	14.96%
Barclays Capital Credit/Mortgage Index[2]	4.47%	11.04%	7.21%

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Shares are available without a sales charge. The Adviser does not change any investment advisory or administrative fees directly to the Portfolios and has also agreed irrevocably to waive all fees and pay or reimburse all expenses of the Funds; see p. 33 of this report for more information. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Please see each Portfolio’s Spotlight Page later in this report for more complete performance data and expense ratios.

4	Nuveen Investments

Fund Spotlight as of 1/31/10 International Income Managed Accounts Portfolio

Quick Facts

NAV	$8.92
Latest Monthly Dividend[1]	$0.0124
Inception Date	12/27/07

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Fund shares have no sales charge. The Fund is a specialized portfolio developed exclusively for use within Nuveen - sponsored separately managed accounts. Returns reflect an expense limitation from the Fund’s investment adviser.

Average Annual Total Return as of 1/31/10

NAV
1-Year	4.42%
Since Inception	2.73%

Average Annual Total Return as of 12/31/09

NAV
1-Year	4.13%
Since Inception	2.55%

Yields

NAV
Dividend Yield[4]	1.67%
SEC 30-Day Yield[4]	3.34%

Expense Ratios
	Gross Expense Ratio	Net Expense Ratio
	4.42%	0.00%

The expense ratios shown factor in Total Annual Fund Operating Expenses. The Adviser has agreed irrevocably during the existence of the Fund to waive all fees and pay or reimburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of investment portfolio securities and extraordinary expenses. The expense ratios shown are those in the most recent Fund prospectus.

Portfolio Credit Quality2

Portfolio Allocation3

Portfolio Statistics
Net Assets ($000)	$2,972
Average Effective Maturity on Securities (Years)	4.27
Average Duration	4.55

1	Paid October 1, 2009. This is the latest monthly dividend declared during the period ended January 31, 2010.

2	As a percentage of total investments (excluding repurchase agreements and investments in derivatives) as of January 31, 2010. The ratings disclosed are using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade. Holdings are subject to change.

3	As a percentage of total investments (excluding investments in derivatives) as of January 31, 2010. Holdings are subject to change.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

Nuveen Investments	5

Fund Spotlight as of 1/31/10 International Income Managed Accounts Portfolio

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical Performance
	Actual Performance	(5% annualized return before expenses)
Beginning Account Value (8/01/09)	$1,000.00	$1,000.00
Ending Account Value (1/31/10)	$1,001.90	$1,025.21
Expenses Incurred During Period	$0.00	$0.00

Expenses are equal to the Fund’s annualized net expense ratio of 0.00% for the six-month period.

6	Nuveen Investments

Fund Spotlight as of 1/31/10 Enhanced Multi-Strategy Income Managed Accounts Portfolio

Quick Facts

NAV	$11.22
Latest Monthly Dividend[1]	$0.0796
Inception Date	12/27/07

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Fund shares have no sales charge. The Fund is a specialized portfolio developed exclusively for use within Nuveen - sponsored separately managed accounts. Returns reflect an expense limitation from the Fund’s investment adviser.

Average Annual Total Return as of 1/31/10

NAV
1-Year	27.97%
Since Inception	14.96%

Average Annual Total Return as of 12/31/09

NAV
1-Year	24.41%
Since Inception	14.62%

Yields

NAV
Dividend Yield[4]	8.51%
SEC 30-Day Yield[4]	9.02%

Expense Ratios
	Gross Expense Ratio	Net Expense Ratio
	3.04%	0.00%

The expense ratios shown factor in Total Annual Fund Operating Expenses. The Adviser has agreed irrevocably during the existence of the Fund to waive all fees and pay or reimburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of investment portfolio securities and extraordinary expenses. The expense ratios shown are those in the most recent Fund prospectus.

Portfolio Credit Quality2

Portfolio Allocation3

Portfolio Statistics
Net Assets ($000)	$6,049
Average Effective Maturity on Securities (Years)	15.32
Average Duration	5.17

1	Paid February 1, 2010. This is the latest monthly dividend declared during the period ended January 31, 2010.

2	As a percentage of total investments (excluding repurchase agreements and investments in derivatives) as of January 31, 2010. Holdings are subject to change.

3	As a percentage of total investments (excluding investments in derivatives) as of January 31, 2010. The ratings disclosed are using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade. Holdings are subject to change.

4	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

Nuveen Investments	7

Fund Spotlight as of 1/31/10 Enhanced Multi-Strategy Income Managed Accounts Portfolio

Corporate Debt: Industries[1]
Diversified Telecommunication Services	11.3%
Media	11.1%
Oil, Gas & Consumable Fuels	10.7%
Diversified Financial Services	7.2%
Capital Markets	5.6%
Multiline Retail	4.9%
Wireless Telecommunication Services	3.6%
Commercial Banks	3.4%
Food & Staples Retailing	2.8%
Metals & Mining	2.8%
Energy Equipment & Services	2.6%
Commercial Services & Supplies	2.4%
IT Services	2.3%
Specialty Retail	2.3%
Auto Components	2.3%
Insurance	2.0%
Machinery	2.0%
Aerospace & Defense	1.8%
Consumer Finance	1.8%
Beverages	1.7%
Household Products	1.6%
Tobacco	1.6%
Other	12.2%
1	As a percentage of total corporate debt holdings as of January 31, 2010. Corporate debt holdings include corporate bonds (high-yield investment grade rated), convertible bonds and any other debt instruments issued by a corporation (or that references a corporation) held by the Fund at the end of the reporting period. The percentage of ”Other” corporate debt represents the total of all corporate debt industries that recalculate to less than 1.6% of total corporate debt holdings. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

		Hypothetical Performance
	Actual Performance	(5% annualized return before expenses)
Beginning Account Value (8/01/09)	$1,000.00	$1,000.00
Ending Account Value (1/31/10)	$1,107.20	$1,025.21
Expenses Incurred During Period	$0.00	$0.00

Expenses are equal to the Fund’s annualized net expense ratio of 0.00% for the six-month period.

8	Nuveen Investments

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio

January 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 6.8%

$330	United States of America Treasury Securities, STRIPS (P/O)	0.000%	11/15/21	AAA	$200,492
$330	Total U.S. Government and Agency Obligations (cost $199,808)				200,492

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 50.9%

	Colombia – 15.5%

120,000 COP	Republic of Colombia	11.750%	3/01/10	BB+	$61,143

650,000 COP	Republic of Colombia	12.000%	10/22/15	BB+	401,345
	Total Colombia				462,488
	France – 15.0%

215 EUR	Republic of France	3.000%	10/25/15	AAA	303,873

100 EUR	Republic of France	3.750%	10/25/19	AAA	141,189
	Total France				445,062
	Greece – 2.3%

50 EUR	Hellenic Republic (WI/DD)	6.100%	8/20/15	A2	67,629
	Malaysia – 14.6%

1,400 MYR	Republic of Malaysia	5.094%	4/30/14	A+	434,827
	Poland – 3.5%

331 PLN	Republic of Poland	0.000%	1/25/12	A	103,615
	Total Sovereign Debt (cost $1,522,590)				1,513,621

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 48.3%

	U.S. Government and Agency Obligations – 25.9%

$120	Federal Home Loan Banks, Discount Notes	0.000%	3/02/10	AAA	$119,995

500	Federal Home Loan Banks, Discount Notes	0.458%	7/13/10	AAA	499,752

149	Federal Home Loan Banks, Discount Notes	0.000%	1/04/11	AAA	148,554
769	Total U.S. Government and Agency Obligations				768,301
	Repurchase Agreements – 22.4%

666	Repurchase Agreement with State Street Bank, dated 1/29/10, repurchase price $666,264, collateralized by $680,000 U.S. Treasury Bills, 0.000%, due 6/10/10, value $679,728	0.010%	2/01/10	N/A	666,263
	Total Short-Term Investments (cost $1,433,767)				1,434,564
	Total Investments (cost $3,156,165) – 106.0%				3,148,677
	Other Assets Less Liabilities – (6.0)%				(176,868)
	Net Assets – 100%				$2,971,809

Nuveen Investments	9

Portfolio of Investments (Unaudited)

International Income Managed Accounts Portfolio (continued)

January 31, 2010

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2010:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian Dollar	120,000	U.S. Dollar	107,128	2/18/10	$1,148
Brazilian Real	240,553	U.S. Dollar	128,480	2/02/10	866
Chilean Peso	54,642,500	U.S. Dollar	110,000	2/04/10	5,736
Chilean Peso	54,642,500	U.S. Dollar	104,210	3/04/10	(114)
Colombian Peso	7,900,000	U.S. Dollar	4,030	2/01/10	49
Colombian Peso	7,900,000	U.S. Dollar	4,030	2/02/10	49
Colombian Peso	7,900,000	U.S. Dollar	4,029	2/03/10	49
Colombian Peso	7,900,000	U.S. Dollar	4,029	2/04/10	49
Colombian Peso	7,900,000	U.S. Dollar	4,029	2/05/10	49
Colombian Peso	7,900,000	U.S. Dollar	4,028	2/08/10	49
Colombian Peso	7,900,000	U.S. Dollar	4,028	2/09/10	49
Colombian Peso	7,900,000	U.S. Dollar	4,028	2/10/10	49
Colombian Peso	7,900,000	U.S. Dollar	4,027	2/11/10	49
Colombian Peso	7,900,000	U.S. Dollar	4,027	2/12/10	49
Colombian Peso	7,900,000	U.S. Dollar	4,026	2/16/10	50
Colombian Peso	7,900,000	U.S. Dollar	4,026	2/17/10	50
Colombian Peso	7,900,000	U.S. Dollar	4,026	2/18/10	50
Colombian Peso	7,900,000	U.S. Dollar	4,025	2/19/10	50
Colombian Peso	7,900,000	U.S. Dollar	4,025	2/22/10	50
Colombian Peso	7,900,000	U.S. Dollar	4,024	2/23/10	50
Colombian Peso	7,900,000	U.S. Dollar	4,024	2/24/10	50
Colombian Peso	7,900,000	U.S. Dollar	4,024	2/25/10	50
Colombian Peso	843,700,000	U.S. Dollar	444,755	3/15/10	20,956
Euro	80,000	U.S. Dollar	111,729	3/01/10	817
Euro	49,850	U.S. Dollar	70,212	3/31/10	1,105
Euro	316,211	U.S. Dollar	443,763	3/31/10	5,397
Hungarian Forint	20,967,100	U.S. Dollar	107,124	2/19/10	232
Malaysian Ringgit	265,497	U.S. Dollar	78,260	6/10/10	893
Malaysian Ringgit	1,200,000	U.S. Dollar	352,962	6/14/10	3,338
Mexican Peso	1,432,563	U.S. Dollar	109,510	2/04/10	(1)
New Zealand Dollar	150,000	U.S. Dollar	105,765	2/12/10	575
Polish Zloty	302,037	U.S. Dollar	103,541	3/31/10	535
South African Rand	916,993	U.S. Dollar	120,430	2/18/10	520
South African Rand	3,500	U.S. Dollar	454	3/31/10	(1)
Turkish Lira	166,023	U.S. Dollar	110,153	3/25/10	202
U.S. Dollar	108,755	Australian Dollar	120,000	2/18/10	(2,775)
U.S. Dollar	107,883	Brazilian Real	188,623	2/02/10	(7,818)
U.S. Dollar	30,000	Brazilian Real	51,930	2/02/10	(2,451)
U.S. Dollar	104,180	Chilean Peso	54,642,500	2/04/10	84
U.S. Dollar	20,878	Colombian Peso	39,000,000	3/15/10	(1,288)
U.S. Dollar	70,223	Euro	49,850	2/02/10	(1,106)
U.S. Dollar	113,252	Hungarian Forint	20,967,100	2/19/10	(6,361)
U.S. Dollar	110,989	Mexican Peso	1,432,563	2/04/10	(1,478)
U.S. Dollar	2,361	New Zealand Dollar	3,350	2/02/10	(10)
U.S. Dollar	110,268	New Zealand Dollar	150,000	2/12/10	(5,078)
U.S. Dollar	107,518	South African Rand	813,978	2/18/10	(1,079)
U.S. Dollar	14,000	South African Rand	103,015	2/18/10	(529)
U.S. Dollar	110,941	Turkish Lira	166,023	3/25/10	(989)
					$12,216

10	Nuveen Investments

Interest Rate Swaps outstanding at January 31, 2010:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency		Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Barclays Bank PLC	850,000	EUR	Receive	6-Month EURIBOR	2.630%	Annually		1/07/11	$(16,843)	$(16,843)
Barclays Bank PLC	100,000	EUR	Receive	6-Month EURIBOR	3.590	Annually		1/07/39	5,830	5,830
Barclays Bank PLC	410,000	EUR	Pay	6-Month EURIBOR	3.735	Annually		1/07/19	20,549	20,549
Citibank	500,000	NOK	Receive	6-Month NIBOR	4.590	Annually		12/17/19	(689)	(689)
Citigroup Inc.	294,872	USD	Receive	3-Month LIBOR-BBA	0.000	N/A		11/15/21	3,045	3,045
Credit Suisse	28,000,000	JPY	Pay	6-Month LIBOR-BBA	0.543	Semi-Annually		11/26/11	298	298
Credit Suisse	46,500,000	JPY	Receive	6-Month LIBOR-BBA	0.793	Semi-Annually		11/26/14	(2,380)	(2,380)
Credit Suisse	18,500,000	JPY	Pay	6-Month LIBOR-BBA	1.406	Semi-Annually		11/26/19	932	932
Credit Suisse	200,000	GBP	Pay	6-Month LIBOR-BBA	1.910	Semi-Annually		1/07/12	1,675	1,675
Credit Suisse	350,000	GBP	Receive	6-Month LIBOR-BBA	3.348	Semi-Annually		1/07/15	(8,187)	(8,187)
Credit Suisse	150,000	GBP	Pay	6-Month LIBOR-BBA	4.090	Semi-Annually		1/07/20	4,352	4,352
Deutsche Bank AG	2,400,000	ZAR	Receive	3-Month JIBAR	7.612	Quarterly		1/07/12	(1,470)	(1,470)
Deutsche Bank AG	4,000,000	MXN	Pay	28-Day MXN-TIIE	8.225	28-Day		12/30/19	875	875
Deutsche Bank AG	4,700,000	ZAR	Pay	3-Month JIBAR	8.560	Quarterly		1/07/15	4,211	4,211
Deutsche Bank AG	2,300,000	ZAR	Receive	3-Month JIBAR	8.890	Quarterly		1/07/20	(1,677)	(1,677)
Goldman Sachs	380,000	PLN	Receive	6-Month WIBOR	5.580	Annually		8/14/19	(295)	(661)
Goldman Sachs	600,000	ZAR	Receive	3-Month JIBAR	9.950	Quarterly		10/23/18	(5,503)	(5,503)
JPMorgan	90,000	GBP	Receive	6-Month LIBOR-BBA	3.365	Semi-Annually		1/07/15	(2,222)	(2,222)
JPMorgan	243,000,000	CLP	Pay	6-Month CLICP	4.580	Semi-Annually		8/10/14	1,578	1,781
JPMorgan	455,000	ZAR	Receive	3-Month JIBAR	9.940	Quarterly		8/07/18	(4,466)	(4,466)
JPMorgan (4)	950,000	BRL	Pay	12-Month BRAZIBOR	13.040	1/03/17	(3)	1/02/17	708	708
RBC	510,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually		6/22/19	6,222	6,532
RBC	350,000	AUD	Pay	6-Month AUD-BBR	6.100	Semi-Annually		1/14/20	2,379	2,379
										$9,069

*	Annualized.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below Investment grade.

(3)	Fixed Rate Payment is due one business day after contract Termination Date.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 – Fair Value Measurements for more information.

P/O	Principal only security.
WI/DD	Purchased on a when-issued or delayed delivery basis.
N/A	Not applicable.
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand
AUD-BBR	Australian Dollar-Bank Bill Rate
BRAZIBOR	Brazil Inter-Bank Offered Rate
CLICP	Sinacofi Chile Interbank Rate Average
EURIBOR	Euro Inter-Bank Offered Rate
JIBAR	Johannesburg Inter-Bank Agreed Rate
LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association
MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate
NIBOR	Norwegian Inter-Bank Offered Rate
NZD-BBR	New Zealand Dollar-Bank Bill Rate
WIBOR	Warsaw Inter-Bank Offered Rate

See accompanying notes to financial statements.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio

January 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 36.6%

	Aerospace & Defense – 0.7%

$5	BE Aerospace Inc.	8.500%	7/01/18	BB	$5,250

25	Global Aviation Holdings, 144A	14.000%	8/15/13	BB–	25,313

10	Raytheon Company	4.400%	2/15/20	A–	10,065
40	Total Aerospace & Defense				40,628
	Auto Components – 0.9%

25	Affinia Group Inc.	9.000%	11/30/14	B3	24,688

25	Allison Transmission Inc., 144A	11.000%	11/01/15	CCC+	26,500
50	Total Auto Components				51,188
	Automobiles – 0.0%

1	Kar Holdings, Inc.	10.000%	5/01/15	CCC+	1,065
	Beverages – 0.6%

20	Anheuser Busch InBev, 144A	5.375%	11/15/14	BBB+	21,651

5	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	5,394

10	PepsiCo Inc.	3.750%	3/01/14	Aa2	10,468
35	Total Beverages				37,513
	Capital Markets – 2.1%

20	Bank of New York Mellon	4.300%	5/15/14	Aa2	21,256

95	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	102,685
115	Total Capital Markets				123,941
	Chemicals – 0.5%

10	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	10,074

15	IMC Global Inc.	7.300%	1/15/28	Baa2	16,370

5	Praxair, Inc.	4.500%	8/15/19	A	5,115
30	Total Chemicals				31,559
	Commercial Banks – 1.2%

20	BB&T Corporation	5.700%	4/30/14	A1	21,880

10	Fifth Third Bancorp.	6.250%	5/01/13	Baa1	10,660

15	US Bancorp	4.200%	5/15/14	Aa3	15,813

25	Wells Fargo & Company	5.250%	10/23/12	AA–	27,032
70	Total Commercial Banks				75,385
	Commercial Services & Supplies – 0.9%

25	Browning Ferris-Allied Waste	9.250%	5/01/21	BBB	30,232

3	Education Management LLC	10.250%	6/01/16	B–	3,218

20	Geokinetics Holdings Inc., 144A	9.750%	12/15/14	B	19,550
48	Total Commercial Services & Supplies				53,000
	Communications Equipment – 0.3%

15	Paetec Holding Corporation, 144A	8.875%	6/30/17	B1	15,244
	Consumer Finance – 0.7%

35	American Express Credit Corporation	7.300%	8/20/13	A2	39,797
	Containers & Packaging – 0.2%

5	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	4,288

5	Rock-Tenn Company	5.625%	3/15/13	BBB–	5,138
10	Total Containers & Packaging				9,426

12	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 2.6%

$50	Citigroup Inc.	6.125%	11/21/17	A	$50,645

75	JP Morgan Chase & Company	6.000%	1/15/18	Aa3	81,161

25	National Rural Utilities Cooperative Finance Corporation	7.250%	3/01/12	A	27,812
150	Total Diversified Financial Services				159,618
	Diversified Telecommunication Services – 4.1%

10	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	10,050

25	Cincinnati Bell Inc.	8.375%	1/15/14	B2	25,313

20	Citizens Communications Company	9.000%	8/15/31	BB	19,900

10	Cox Communications, Inc.	5.500%	10/01/15	Baa2	10,903

15	France Telecom	5.375%	7/08/19	A–	15,923

20	Hughes Network Systems LLC	9.500%	4/15/14	B1	20,550

10	Paetec Holding Corporation	8.875%	6/30/17	B1	10,163

30	Qwest Communications International Inc., 144A	7.125%	4/01/18	Ba3	29,400

50	Telecom Italia Capital	5.250%	10/01/15	BBB	52,920

25	Telefonica Emisiones SAU	4.949%	1/15/15	A–	26,770

25	Windstream Corporation, 144A	7.875%	11/01/17	BB–	24,813
240	Total Diversified Telecommunication Services				246,705
	Electric Utilities – 0.2%

20	Edison Mission Energy	7.625%	5/15/27	B	14,800
	Electronic Equipment & Instruments – 0.4%

20	ViaSystems Inc., 144A	12.000%	1/15/15	B+	21,500
	Energy Equipment & Services – 1.0%

5	Nabors Industries Inc., 144A	9.250%	1/15/19	BBB+	6,317

25	Plains All American Pipeline L.P	5.750%	1/15/20	BBB–	25,890

25	Trico Shipping AS, 144A	11.875%	11/01/14	B1	26,375
55	Total Energy Equipment & Services				58,582
	Food & Staples Retailing – 1.0%

10	Safeway Inc.	6.250%	3/15/14	BBB	11,184

50	Wal-Mart Stores, Inc.	3.200%	5/15/14	AA	51,515
60	Total Food & Staples Retailing				62,699
	Food Products – 0.5%

5	General Mills, Inc.	6.000%	2/15/12	BBB+	5,489

5	Kraft Foods Inc.	6.125%	2/01/18	BBB+	5,362

20	Pinnacle Foods Finance LLC, 144A	10.625%	4/01/17	CCC+	20,750
30	Total Food Products				31,601
	Hotels, Restaurants & Leisure – 0.5%

15	Dave & Busters Inc.	11.250%	3/15/14	B–	15,788

15	McDonald’s Corporation	5.800%	10/15/17	A	16,922
30	Total Hotels, Restaurants & Leisure				32,710
	Household Durables – 0.2%

15	MDC Holdings Inc.	5.625%	2/01/20	BBB–	14,380
	Household Products – 0.6%

10	Clorox Company	3.550%	11/01/15	BBB+	10,057

25	Norcraft Companies Finance, 144A	10.500%	12/15/15	B2	26,125
35	Total Household Products				36,182

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power Producers & Energy Traders – 0.3%

$25	Dynegy Holdings, Inc., Term Loan	7.750%	6/01/19	B	$20,125
	Industrial Conglomerates – 0.2%

10	Tyco International Group	6.000%	11/15/13	BBB+	11,105
	Insurance – 0.7%

25	Berkshire Hathaway Inc.	5.400%	5/15/18	AAA	26,561

15	MetLife Inc.	7.717%	2/15/19	A–	18,024
40	Total Insurance				44,585
	IT Services – 0.9%

15	First Data Corporation	9.875%	9/24/15	B–	13,463

10	Fiserv Inc.	6.125%	11/20/12	BBB	11,075

25	Sungard Data Systems Inc.	10.625%	5/15/15	B	27,313
50	Total IT Services				51,851
	Machinery – 0.7%

25	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	21,656

20	Toys R Us Property Company Inc.	10.750%	7/15/17	B+	22,250
45	Total Machinery				43,906
	Media – 4.1%

5	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	5,175

50	Comcast Corporation	5.850%	11/15/15	BBB+	55,594

5	Gannett Company Inc.	8.750%	11/15/14	Baa3	5,225

20	LIN Television Corporation	6.500%	5/15/13	B–	19,200

35	Nielsen Finance LLC Co., 144A	11.625%	2/01/14	B–	39,375

5	Sinclair Television Group, 144A	9.250%	11/01/17	B2	5,175

40	Time Warner Cable Inc.	6.200%	7/01/13	BBB	44,196

25	TL Acquisitions Inc., 144A	13.250%	7/15/15	CCC+	24,875

25	Valassis Communications Inc.	8.250%	3/01/15	B–	25,000

20	WMG Acquisition Group	9.500%	6/15/16	BB	21,550
230	Total Media				245,365
	Metals & Mining – 1.0%

5	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	4,550

20	BHP Billiton Finance Limited	5.500%	4/01/14	A+	22,055

25	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	25,250

10	Steel Dynamics, Inc.	7.375%	11/01/12	BB+	10,275
60	Total Metals & Mining				62,130
	Multiline Retail – 1.8%

10	Costco Wholesale Corporation	5.300%	3/15/12	A	10,843

17	Dollar General Corporation	11.875%	7/15/17	B	19,635

20	Home Depot, Inc.	5.400%	3/01/16	BBB+	21,434

20	Neiman Marcus Group Inc.	10.375%	10/15/15	CCC+	19,700

35	Target Corporation	5.375%	5/01/17	A+	37,490
102	Total Multiline Retail				109,102
	Multi-Utilities – 0.3%

20	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC	18,400

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 3.9%

$10	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	$11,583

25	BP Capital Markets PLC	3.625%	5/08/14	Aa1	26,037

10	Chevron Corporation	3.950%	3/03/14	Aa1	10,605

12	Energy XXI Gulf Coast Inc., 144A	16.000%	6/15/14	B+	14,211

10	Energy XXI Gulf Coast Inc.	10.000%	6/15/13	CCC+	9,647

30	Enterprise Products Operating Group LLP	4.600%	8/01/12	BBB–	31,958

10	EOG Resources Inc.	5.625%	6/01/19	A–	10,861

25	McMoran Exploration Corporation	11.875%	11/15/14	B	27,375

20	Occidental Petroleum Corporation	4.125%	6/01/16	A	20,833

15	Sandridge Energy Inc.	8.625%	4/01/15	B+	15,169

5	Sandridge Energy Inc., 144A	8.750%	1/15/20	B+	5,175

25	Stone Energy Corporation	6.750%	12/15/14	CCC+	22,875

25	SunCor Energy Inc.	6.100%	6/01/18	BBB+	27,362

5	W&T Offshore, Inc., 144A	8.250%	6/15/14	B	4,825
227	Total Oil, Gas & Consumable Fuels				238,516
	Personal Products – 0.4%

25	Elizabeth Arden Inc.	7.750%	1/15/14	B1	24,875
	Real Estate Investment Trust – 0.3%

20	Potlatch Corporation, 144A	7.500%	11/01/19	Ba1	20,725
	Specialty Retail – 0.9%

15	Michael’s Stores	11.375%	11/01/16	CCC	15,675

25	Phillips-Van Heusen Corporation	7.750%	11/15/23	BBB–	25,090

10	TJX Companies, Inc.	4.200%	8/15/15	A	10,665
50	Total Specialty Retail				51,430
	Tobacco – 0.6%

30	Altria Group Inc.	8.500%	11/10/13	Baa1	35,448
	Wireless Telecommunication Services – 1.3%

20	Cricket Communications Inc.	10.000%	7/15/15	B–	20,150

15	IntelSat Jackson Holding	9.500%	6/15/16	B+	15,900

20	MetroPCS Wireless Inc.	9.250%	11/01/14	B	20,225

5	Nokia Corporation	5.375%	5/15/19	A	5,237

20	Sprint Capital Corporation	6.900%	5/01/19	BB	17,899
80	Total Wireless Telecommunication Services				79,411
$2,118	Total Corporate Bonds (cost $2,013,066)				2,214,497

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 0.1%

	Diversified Telecommunication Services – 0.1%

$5	Qwest Communications International Inc.	7.500%	2/15/14	Ba3	$5,056
	Total Convertible Bonds (cost $4,685)				5,056

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

January 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 101.1%

	Autos – Asset-Backed Securities – 13.1%

$150	Capital Auto Receivable Asset Trust, 2008-2, A3A	4.680%	10/15/12	AAA	$155,102

340	Daimler Chrysler Auto Trust 2008B	4.710%	9/10/12	AAA	349,337

152	Nissan Auto Receivables Owner Trust 2008-B A3	4.460%	4/16/12	AAA	155,472

124	Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	130,894
766	Total Autos – Asset-Backed Securities				790,805
	Other – Asset-Backed Securities – 1.6%

100	American Express Issuance Trust 2008-2A	4.020%	1/18/11	AAA	100,162
	Residential – Mortgage-Backed Securities – 86.4%

157	Federal National Mortgage Association Pool 946228	6.132%	9/01/37	AAA	167,578

824	Federal National Mortgage Association Pool 929182	5.000%	3/01/38	AAA	857,830

956	Federal National Mortgage Association Pool 984834 (3)	5.000%	7/01/38	AAA	995,132

950	Federal National Mortgage Association Pool (MDR) (WI/DD)	6.000%	TBA	AAA	1,016,204

2,050	Federal National Mortgage Association Pool (MDR) (WI/DD)	5.500%	TBA	AAA	2,190,937
4,937	Total Residential – Mortgage-Backed Securities				5,227,681
$5,803	Total Asset-Backed and Mortgage-Backed Securities (cost $5,987,574)				6,118,648

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value
	MUNICIPAL BONDS – 0.7%

	Connecticut – 0.7%

$40	Connecticut State, General Obligation Bonds, Series 2008A, 5.850%, 3/15/32		No Opt. Call	AA	$42,146
	Total Municipal Bonds (cost $40,000)				42,146

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 7.8%

$120	United States of America Treasury Bonds	4.250%	5/15/39	AAA	$115,012

20	United States of America Treasury Notes	1.375%	5/15/12	AAA	20,175

125	United States of America Treasury Notes	3.875%	2/15/13	AAA	134,443

100	United States of America Treasury Notes	2.750%	2/28/13	AAA	104,125

125	United States of America Treasury Securities, STRIPS (P/O)	0.000%	5/15/30	AAA	48,695

20	United States of America Treasury Securities, STRIPS (P/O)	0.000%	5/15/39	Aaa	5,742

165	United States of America Treasury Securities, STRIPS (P/O)	0.000%	5/15/39	AAA	42,177
$675	Total U.S. Government and Agency Obligations (cost $469,271)				470,369

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 1.6%

	Colombia – 1.6%

185,000 COP	Republic of Colombia	11.750%	3/01/10	BB+	$94,263
	Total Sovereign Debt (cost $77,425)				94,263

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 8.0%

$487	Repurchase Agreement with State Street Bank, dated 1/29/10, repurchase price $486,737, collateralized by $500,000 U.S. Treasury Bills, 0.000%, due 7/01/10, value $499,750	0.010%	2/01/10	$486,737
	Total Short-Term Investments (cost $486,737)			486,737
	Total Investments (cost $9,078,758) – 155.9%			9,431,716
	Other Assets Less Liabilities – (55.9)%			(3,383,082)
	Net Assets – 100%			$6,048,634

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2010:

Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Australian Dollar	200,000	U.S. Dollar	178,546	2/18/10	$1,912
Brazilian Real	360,586	U.S. Dollar	192,590	2/02/10	1,298
Chilean Peso	94,382,500	U.S. Dollar	190,000	2/04/10	9,908
Chilean Peso	94,382,500	U.S. Dollar	179,999	3/04/10	(197)
Colombian Peso	10,300,000	U.S. Dollar	5,254	2/01/10	64
Colombian Peso	10,300,000	U.S. Dollar	5,254	2/02/10	64
Colombian Peso	10,300,000	U.S. Dollar	5,253	2/03/10	64
Colombian Peso	10,300,000	U.S. Dollar	5,253	2/04/10	64
Colombian Peso	10,300,000	U.S. Dollar	5,253	2/05/10	64
Colombian Peso	10,300,000	U.S. Dollar	5,252	2/08/10	64
Colombian Peso	10,300,000	U.S. Dollar	5,251	2/09/10	64
Colombian Peso	10,300,000	U.S. Dollar	5,251	2/10/10	65
Colombian Peso	10,300,000	U.S. Dollar	5,251	2/11/10	65
Colombian Peso	10,300,000	U.S. Dollar	5,250	2/12/10	64
Colombian Peso	10,300,000	U.S. Dollar	5,249	2/16/10	65
Colombian Peso	10,300,000	U.S. Dollar	5,249	2/17/10	65
Colombian Peso	10,300,000	U.S. Dollar	5,249	2/18/10	65
Colombian Peso	10,300,000	U.S. Dollar	5,248	2/19/10	65
Colombian Peso	10,300,000	U.S. Dollar	5,247	2/22/10	65
Colombian Peso	10,300,000	U.S. Dollar	5,247	2/23/10	65
Colombian Peso	10,300,000	U.S. Dollar	5,247	2/24/10	65
Colombian Peso	10,300,000	U.S. Dollar	5,246	2/25/10	65
Euro	130,000	U.S. Dollar	181,559	3/01/10	1,327
Hungarian Forint	36,215,900	U.S. Dollar	185,032	2/19/10	401
Mexican Peso	2,344,194	U.S. Dollar	179,198	2/04/10	(1)
New Zealand Dollar	250,000	U.S. Dollar	176,275	2/12/10	959
Polish Zloty	519,547	U.S. Dollar	178,859	2/03/10	985
South African Rand	1,626,708	U.S. Dollar	213,639	2/18/10	923
South African Rand	7,940	U.S. Dollar	1,029	3/31/10	(1)
Turkish Lira	286,767	U.S. Dollar	190,265	3/25/10	349
U.S. Dollar	181,259	Australian Dollar	200,000	2/18/10	(4,625)
U.S. Dollar	176,536	Brazilian Real	308,656	2/02/10	(12,793)
U.S. Dollar	30,000	Brazilian Real	51,930	2/02/10	(2,451)
U.S. Dollar	179,948	Chilean Peso	94,382,500	2/04/10	145
U.S. Dollar	195,618	Hungarian Forint	36,215,900	2/19/10	(10,987)
U.S. Dollar	181,618	Mexican Peso	2,344,194	2/04/10	(2,419)
U.S. Dollar	1,522	New Zealand Dollar	2,160	2/02/10	(7)
U.S. Dollar	183,780	New Zealand Dollar	250,000	2/12/10	(8,464)
U.S. Dollar	190,000	Polish Zloty	519,547	2/03/10	(12,126)
U.S. Dollar	185,713	South African Rand	1,405,962	2/18/10	(1,863)
U.S. Dollar	30,000	South African Rand	220,746	2/18/10	(1,134)
U.S. Dollar	191,625	Turkish Lira	286,767	3/25/10	(1,709)
					$(39,408)

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

January 31, 2010

Interest Rate Swaps outstanding at January 31, 2010:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency		Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Barclays Bank PLC	1,200,000	EUR	Receive	6-Month EURIBOR	2.630%	Annually		1/07/11	$(23,778)	$(23,778)
Barclays Bank PLC	130,000	EUR	Receive	6-Month EURIBOR	3.590	Annually		1/07/39	7,579	7,579
Barclays Bank PLC	560,000	EUR	Pay	6-Month EURIBOR	3.735	Annually		1/07/19	28,067	28,067
Citibank	2,500,000	NOK	Receive	6-Month NIBOR	4.590	Annually		12/17/19	(3,444)	(3,444)
Credit Suisse	33,000,000	JPY	Pay	6-Month LIBOR-BBA	0.543	Semi-Annually		11/26/11	351	351
Credit Suisse	55,000,000	JPY	Receive	6-Month LIBOR-BBA	0.793	Semi-Annually		11/26/14	(2,815)	(2,815)
Credit Suisse	22,000,000	JPY	Pay	6-Month LIBOR-BBA	1.406	Semi-Annually		11/26/19	1,108	1,108
Credit Suisse	400,000	GBP	Pay	6-Month LIBOR-BBA	1.910	Semi-Annually		1/07/12	3,349	3,349
Credit Suisse	700,000	GBP	Receive	6-Month LIBOR-BBA	3.348	Semi-Annually		1/07/15	(16,374)	(16,374)
Credit Suisse	300,000	GBP	Pay	6-Month LIBOR-BBA	4.090	Semi-Annually		1/07/20	8,703	8,703
Deutsche Bank AG	4,700,000	ZAR	Receive	3-Month JIBAR	7.612	Quarterly		1/07/12	(2,879)	(2,879)
Deutsche Bank AG	6,500,000	MXN	Pay	28-Day MXN-TIIE	8.225	28-Day		12/30/19	1,422	1,422
Deutsche Bank AG	9,300,000	ZAR	Pay	3-Month JIBAR	8.560	Quarterly		1/07/15	8,332	8,332
Deutsche Bank AG	4,600,000	ZAR	Receive	3-Month JIBAR	8.890	Quarterly		1/07/20	(3,355)	(3,355)
Goldman Sachs	1,400,000	PLN	Receive	6-Month WIBOR	5.580	Annually		8/14/19	(1,086)	(1,086)
Goldman Sachs	1,350,000	ZAR	Receive	3-Month JIBAR	9.950	Quarterly		10/23/18	(12,382)	(12,382)
JPMorgan	400,000	GBP	Receive	6-Month LIBOR-BBA	3.365	Semi-Annually		1/07/15	(9,876)	(9,876)
JPMorgan	274,000,000	CLP	Pay	6-Month CLICP	4.580	Semi-Annually		8/10/14	1,780	1,923
JPMorgan	1,850,000	ZAR	Receive	3-Month JIBAR	9.940	Quarterly		8/07/18	(18,157)	(18,157)
JPMorgan (6)	1,500,000	BRL	Pay	12-Month BRAZIBOR	13.040	1/03/17	(5)	1/02/17	1,119	1,119
RBC	490,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually		6/22/19	5,978	6,065
										$(26,128)

*	Annualized.

Credit Default Swaps outstanding at January 31, 2010:

Counterparty	Referenced Entity	Buy/Sell Protection		Current Credit Spread (7)	Notional Amount (U.S. Dollars)	Fixed Rate	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan	DJ Investment Grade CDX	Sell	(8)	0.97%	$3,000,000	1.000%	12/20/14	$8,000	$(23,074)
JPMorgan	DJ High Yield CDX	Sell	(8)	5.23	1,598,000	5.000	6/20/14	(3,622)	383,893
									$360,819

Futures Contracts outstanding at January 31, 2010:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Long	2	3/10	$435,906	$1,150
U.S. 10-Year Treasury Note	Long	1	3/10	118,156	1,404
U.S. 30-Year Treasury Bond	Long	8	3/10	950,500	(8,032)
					$(5,478)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below Investment grade.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	Fixed Rate Payment is due one business day after contract Termination Date.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 – Fair Value Measurements for more information.

18	Nuveen Investments

(7)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(8)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

TBA	To be announced. Maturity date not known prior to settlement of the transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
MDR	Denotes investment is subject to dollar roll transactions.
P/O	Principal only security.
WI/DD	Purchased on a when-issued or delayed delivery basis.
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
ZAR	South African Rand
BRAZIBOR	Brazil Inter-Bank Offered Rate
CLICP	Sinacofi Chile Interbank Rate Average
EURIBOR	Euro Inter-Bank Offered Rate
JIBAR	Johannesburg Inter-Bank Agreed Rate
LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association
MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate
NIBOR	Norwegian Inter-Bank Offered Rate
NZD-BBR	New Zealand Dollar-Bank Bill Rate
WIBOR	Warsaw Inter-Bank Offered Rate

See accompanying notes to financial statements.

Nuveen Investments	19

Statement of Assets and Liabilities (Unaudited)

January 31, 2010

	International Income	Enhanced Multi-Strategy Income
Assets
Investments, at value (cost $1,722,398 and $8,592,021, respectively)	$1,714,113	$8,944,979
Short-term investments, at value (cost $1,433,767 and $486,737, respectively)	1,434,564	486,737
Cash in other banks	43,728	112,441
Unrealized appreciation on forward foreign currency exchange contracts	43,294	19,369
Unrealized appreciation on interest rate swaps	23,431	21,453
Unrealized appreciation on credit default swaps	—	360,819
Interest rate swaps premiums paid	366	—
Credit default swaps premiums paid	—	31,074
Receivables:
Due from broker (net of amounts uncollectable of $0 and $11,520, respectively)	—	1,093
From Adviser	16,641	23,387
Interest	26,801	70,018
Reclaims	633	—
Variation margin on futures contracts	—	6,078
Other assets	36	72
Total assets	3,303,607	10,077,520
Liabilities
Cash overdraft denominated in foreign currencies (cost $126,503 and $201,916, respectively)	126,822	202,265
Unrealized depreciation on forward foreign currency exchange contracts	31,078	58,777
Unrealized depreciation on interest rate swaps	14,362	47,581
Interest rate swaps premiums received	513	230
Credit default swaps premiums received	—	387,515
Payables:
Due to broker	42,939	—
Dividends	—	42,901
Investments purchased	68,564	3,227,456
Accrued other expenses	47,520	62,161
Total liabilities	331,798	4,028,886
Net assets	$2,971,809	$6,048,634
Shares outstanding	333,262	538,956
Net asset value per share	$8.92	$11.22
Net Assets Consist of:
Capital paid-in	$3,326,955	$5,386,814
Undistributed (Over-distribution of) net investment income	(249,619)	17,913
Accumulated net realized gain (loss) from investments, foreign currency and derivative transactions	(120,639)	762
Net unrealized appreciation (depreciation) of investments, foreign currency and derivative transactions	15,112	643,145
Net assets	$2,971,809	$6,048,634

See accompanying notes to financial statements.

20	Nuveen Investments

Statement of Operations (Unaudited)

Six Months Ended January 31, 2010

	International Income	Enhanced Multi-Strategy Income
Investment Income	$41,186	$205,982
Expenses
Shareholders’ servicing agent fees and expenses	9	9
Custodian’s fees and expenses	21,755	32,816
Trustees’ fees and expenses	48	91
Professional fees	7,584	8,136
Shareholders’ reports – printing and mailing expenses	14,527	15,550
Federal and state registration fees	17,613	17,699
Other expenses	1,026	6,051
Total expenses before expense reimbursement	62,562	80,352
Expense reimbursement	(62,562)	(80,352)
Net expenses	—	—
Net investment income	41,186	205,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	(2,070)	171,594
Forward foreign currency exchange contracts	(35,103)	(60,808)
Futures contracts	—	63,282
Options written	665	2,016
Swaps	(15,003)	222,120
Swaptions written	(992)	(1,409)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(24,328)	92,822
Forward foreign currency exchange contracts	31,825	(24,993)
Futures contracts	—	(34,179)
Options written	(472)	(1,435)
Swaps	13,638	(28,516)
Net realized and unrealized gain (loss)	(31,840)	400,494
Net increase (decrease) in net assets from operations	$9,346	$606,476

See accompanying notes to financial statements.

Nuveen Investments	21

Statement of Changes in Net Assets (Unaudited)

	International Income		Enhanced Multi-Strategy Income
	Six Months Ended 1/31/10	Year Ended 7/31/09	Six Months Ended 1/31/10	Year Ended 7/31/09
Operations
Net investment income	$41,186	$109,136	$205,982	$583,622
Net realized gain (loss) from:
Investments and foreign currency	(2,070)	(244,421)	171,594	(71,008)
Forward foreign currency exchange contracts	(35,103)	268,035	(60,808)	45,751
Futures contracts	—	18,198	63,282	10,908
Options written	665	6,039	2,016	7,680
Swaps	(15,003)	54,544	222,120	(349,080)
Swaptions written	(992)	(26,186)	(1,409)	(39,851)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(24,328)	17,317	92,822	317,177
Forward foreign currency exchange contracts	31,825	(18,047)	(24,993)	(19,649)
Futures contracts	—	(15,277)	(34,179)	28,701
Options written	(472)	472	(1,435)	1,435
Swaps	13,638	(13,617)	(28,516)	459,979
Net increase (decrease) in net assets from operations	9,346	156,193	606,476	975,665
Distributions to Shareholders
From net investment income	(12,315)	(441,533)	(250,535)	(458,299)
From accumulated net realized gains	—	—	—	(107,439)
Decrease in net assets from distributions to shareholders	(12,315)	(441,533)	(250,535)	(565,738)
Fund Share Transactions
Proceeds from sale of shares	6,613	39,249	16,503	38,960
Cost of shares redeemed	—	—	(35,155)	—
Net increase (decrease) in net assets from Fund share transactions	6,613	39,249	(18,652)	38,960
Net increase (decrease) in net assets	3,644	(246,091)	337,289	448,887
Net assets at the beginning of period	2,968,165	3,214,256	5,711,345	5,262,458
Net assets at the end of period	$2,971,809	$2,968,165	$6,048,634	$5,711,345
Undistributed (Over-distribution of) net investment income at the end of period	$(249,619)	$(278,490)	$17,913	$62,466

See accompanying notes to financial statements.

22	Nuveen Investments

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Managed Accounts Portfolios Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the International Income Managed Accounts Portfolio (“International Income”) and Enhanced Multi-Strategy Income Managed Accounts Portfolio (“Enhanced Multi-Strategy Income”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on November 14, 2006.

Each Fund is developed exclusively for use within Nuveen Investments, Inc. (“Nuveen”)-sponsored separately managed accounts. Each Fund is a specialized Fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. Certain securities in which the Funds invest are highly speculative. The Funds enable certain Nuveen-sponsored separately managed account investors to receive greater diversification and return potential than smaller managed accounts might otherwise achieve and to gain access to special investment opportunities normally available only to institutional investors.

International Income’s primary investment objective is total return, with current income as a secondary objective. Under normal circumstances, the Fund will invest directly or indirectly (with currency forwards and similar derivative investments being measured on a notional basis) at least 80% of its net assets in securities and instruments issued or backed by non-U.S. governments and other non-U.S. issuers. The Fund invests in various types of global government debt securities, including debt securities of non-U.S. government and supranational entities, U.S. government and government-related debt securities, interest rate and total return swaps, government bond futures and forward contracts.

In investing in non-U.S. dollar instruments, Nuveen Asset Management (the “Adviser”), a wholly-owned subsidiary of Nuveen, may elect to hedge the currency exposure through the use of currency forward contracts, futures, and other hedging instruments, including, but not limited to, options, interest rate and total return swaps, and similar instruments.

The Fund may invest up to 40% of its net assets in debt securities or instruments from emerging markets, and up to 35% of its net assets in debt securities or instruments rated below investment grade or securities that are unrated but deemed by the Adviser to be of equivalent quality. In addition, the Fund may invest up to 20% in debt issued by both U.S. and non-U.S. corporate issuers. These limits apply only at the time of any specific new investments.

The Adviser expects the average credit quality of the Fund to be between BBB and AA. Under normal market conditions, the Adviser expects the Fund to maintain an intermediate term average duration, which will generally fall within four to eight years.

Enhanced Multi-Strategy Income’s primary investment objective is total return, with current income as a secondary objective. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest in various types of debt securities, including U.S. Treasury and U.S. agency bonds, U.S. investment grade corporate debt securities, U.S. high yield corporate debt securities, U.S. dollar-denominated non-U.S. government bonds, non-U.S. dollar non-U.S. government bonds, emerging market debt, futures, options, interest rate derivatives, currency forwards, total return swaps, credit default swaps, and other short-term securities. In addition, the Fund may invest a substantial portion of its assets in mortgage-backed securities, including U.S. agency mortgage backed securities and commercial mortgage backed securities. The Fund may also engage in repurchase, reverse repurchase, dollar rolls and forward purchase agreements (these investments will generally be short-term in nature and are primarily used to seek to enhance total return and manage liquidity).

In investing in non-U.S. dollar instruments, the Adviser may elect to hedge the currency exposure through the use of currency forward contracts, futures, and other hedging instruments, including, but not limited to, options, interest rate and total return swaps, and similar instruments.

The Fund may invest up to 50% of its net assets in securities that are rated below investment grade or securities that are unrated but deemed by the Adviser to be of equivalent quality, which includes U.S. and non-U.S. high yield corporate bonds and securities. The Fund may invest up to 25% of its net assets in the debt of non-U.S. issuers, including up to 25% of its net assets in obligations of non-U.S. entities that are located in emerging markets. These limits apply only at the time of any specific new investments.

The Adviser expects the average credit quality of the Fund to be rated between A and AA. Under normal market conditions, the Adviser expects the Fund to maintain an intermediate term average duration, which will generally fall within four to seven years.

The Funds may use a variety of investment techniques to seek to hedge or help protect against declines in investment portfolio value due to their exposure to interest rate movements, movements in the securities markets and non-U.S. currency exposure. These techniques include the use of derivative instruments, such as interest rate swap transactions, futures contracts, options on futures and non-U.S. exchange transactions on a cash or forward basis, and credit default swaps.

In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification™ (the “Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Codification did not have a material effect on the Funds’ financial statements.

Nuveen Investments	23

Notes to Financial Statements (Unaudited) (continued)

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of fixed-income securities, short-term U.S. and international government securities and derivative instruments in each Fund’s investment portfolio are generally provided by one or more independent pricing services approved by each Fund’s Board of Trustees. The pricing services typically value exchange-listed securities at the last sales price on that day; and value bonds and other securities traded in the over-the-counter (“OTC”) market at the mean of the bid and asked prices when current quotations are readily available. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. Prices of interest rate swaps are provided by an independent pricing service approved by each Fund’s Board of Trustees. Credit default swaps are valued using a market quote provided by major broker/dealers in such investments. Exchange traded options are valued on last price or the average of the bid/ask if no trades occurred. OTC option values are modeled using market implied volatilities. When market price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular investment or derivative instrument, the Fund’s Board of Trustees, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. If significant market events occur between the time of determination of the closing price of a foreign security on an exchange and the time that the Fund’s net asset value (NAV) is determined, or if under the Fund’s procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on the Fund’s NAV, the security would be valued at fair value as determined in accordance with procedures established in good faith by the Fund’s Board of Trustees. Repurchase agreements are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2010, International Income and Enhanced Multi-Strategy Income had outstanding when-issued/delayed delivery purchase commitments of $68,564 and $3,196,876, respectively.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Dollar Roll Transactions

Each Fund is authorized to enter into dollar roll transactions (“dollar rolls”) in which a Fund purchases or sells mortgage-backed securities (“MBS”) for delivery in the future and simultaneously contracts to sell or repurchase substantially similar (same type, coupon, and maturity) MBS on a different specified future date. Dollar rolls are identified in the Portfolio of Investments as “MDR” for each of the Funds, when applicable. During the roll period, the Fund foregoes principal and interest paid on the MBS. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Such compensation is amortized over the life of the dollar rolls and is included in “Investment Income” on the Statement of Operations. Dollar rolls are valued daily. Enhanced Multi-Strategy Income invested in dollar rolls during the six months ended January 31, 2010.

24	Nuveen Investments

Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under an agreement may decline below the repurchase price. These transactions also involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Foreign Currency Transactions

Each Fund is authorized to engage in foreign currency exchange transactions, including foreign currency forwards, futures, options and swap contracts. To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

The realized and unrealized gains or losses resulting from changes in foreign exchange rates recognized as a component of ‘‘Net realized gain (loss) from investments and foreign currency’’ and ‘‘Change in net unrealized appreciation (depreciation) of investments and foreign currency’’ on the Statement of Operations, when applicable.

Forward Foreign Currency Exchange Contracts

Each Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives and is authorized to enter into forward foreign currency exchange contracts in an attempt to manage such risk under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to “lock in” the U.S. exchange rate of the transaction, with such period being a shortdated contract covering the period between transaction date and settlement date; or (ii) when the Adviser, believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar or against another foreign currency. Forward foreign currency exchange contracts are valued daily at the forward rate and are recognized as “Unrealized appreciation or depreciation on forward foreign currency exchange contracts” on the Statement of Assets and Liabilities. The change in value of the contracts during the reporting period is recognized as a component of “Change in net unrealized appreciation (depreciation) of forward foreign currency exchange contracts” on the Statement of Operations. When the contract is closed or offset with the same counterparty, a Fund recognizes the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset as “Net realized gain (loss) from forward foreign currency exchange contracts” on the Statement of Operations.

Forward foreign currency exchange contracts will generally not be entered into for terms greater than three months, but may have maturities of up to six months or more. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of unrealized gain or loss reflected on the Statement of Assets and Liabilities.

The average number of forward foreign currency exchange contracts outstanding during the six months ended January 31, 2010, was as follows:

	International Income	Enhanced Multi-Strategy Income
Average number of forward foreign currency exchange contracts outstanding	33	29

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on forward foreign currency exchange contract activity.

Futures Contracts

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in futures contracts in an attempt to manage such risk. Upon entering into a futures contract, a Fund is required to deposit with the

Nuveen Investments	25

Notes to Financial Statements (Unaudited) (continued)

broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Deposits with brokers for open futures contracts” on the Statement of Assets and Liabilities. Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. Variation margin is recognized as a receivable or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities, when applicable.

During the period the futures contract is open, changes in the value of the contract are recorded as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract and is recognized as “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into and is recognized as “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices. International Income did not invest in futures contracts during the six months ended January 31, 2010.

The average number of futures contracts outstanding during the six months ended January 31, 2010, was as follows:

Enhanced Multi-Strategy Income
Average number of futures contracts outstanding	12

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on futures contract activity.

Options Transactions

Each Fund is subject to foreign currency exchange rate risk and interest rate risk in the normal course of pursuing its investment objectives and is authorized to purchase and write (sell) call and put options on securities, futures, swaps (“swaptions”) or currencies in an attempt to manage such risks. The purchase of options involves the risk of loss of all or a part of the cash paid for the options. Options purchased are accounted for in the same manner as portfolio securities. The risk associated with purchasing options is limited to the premium paid. When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a component of “Call and/or Put options and/or swaptions written, at value” on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option expires or a Fund enters into a closing purchase transaction. The changes in value of the options written during the reporting period are recognized as “Change in net unrealized appreciation (depreciation) of options and/or swaptions written” on the Statement of Operations. When a call or put option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as “Net realized gain (loss) from options and/or swaptions written” on the Statement of Operations. The Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

The Funds did not purchase call or put options or swaptions during the six months ended January 31, 2010. The average number of option contracts outstanding during the six months ended January 31, 2010, was as follows:

	International Income		Enhanced Multi-Strategy Income
Average number of option contracts written outstanding*	1	**	2	**

	International Income		Enhanced Multi-Strategy Income
Swaptions written average number of contracts outstanding*	—	**	—	**
*	Includes both calls and puts, where applicable.
**	The average number of contracts is calculated based on the outstanding contracts at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year. The Funds were not invested in written options at the end of the reporting period.

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on options activity.

Swap Contracts

Each Fund is authorized to enter into swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

26	Nuveen Investments

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and policies in an attempt to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. In connection with these contracts, securities in the Funds’ portfolios of investments may be identified as collateral in accordance with the terms of the respective swap contract. Interest rate swap contracts involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (i.e., an exchange of floating rate payments for fixed rate payments with respect to a specified notional amount of principal). Interest rate swap contracts are valued daily. The Funds accrue daily the periodic payments expected to be paid and received on each interest rate swap contract and recognize the daily change in the market value of the Funds’ contractual rights and obligations under the contracts. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as “Unrealized appreciation or depreciation on interest rate swaps” with the change during the fiscal period recognized on the Statement of Operations as “Change in net unrealized appreciation (depreciation) of swaps.” Income received or paid by the Funds is recognized as “Net realized gain (loss) from swaps” on the Statement of Operations, in addition to the net realized gains or losses recognized upon the termination of a interest rate swap contract and are equal to the difference between the Funds’ basis in the interest rate swap and the proceeds from (or cost of) the closing transaction. The amount of the payment obligation is based on the notional amount of the interest rate swap contract. Payments received or made at the beginning of the measurement period are recognized as “Interest rate swap premiums paid and/or received” on the Statement of Assets and Liabilities. For tax purposes, periodic payments are treated as ordinary income or expense.

The average number of interest rate swap contracts outstanding during the six months ended January 31, 2010, was as follows:

	International Income	Enhanced Multi-Strategy Income
Average number of interest rate swap contracts outstanding	21	19

Each Fund is subject to credit risk in the normal course of pursuing its investment objectives. A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. As a purchaser of a credit default swap contract, the Fund pays to the counterparty a periodic interest fee based on the notional amount of the credit default swap. This interest fee is accrued daily and recognized with the daily change in the market value of the contract as a component of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities and is recorded as a realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund is obligated to deliver that security, or an equivalent amount of cash, to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as a realized gain. Payments received or made at the beginning of the measurement period are recognized as “Credit default swap premiums paid and/or received” on the Statement of Assets and Liabilities. As a seller of a credit default swap contract, the Fund generally receives from the counterparty a periodic interest fee based on the notional amount of the credit default swap. This interest fee is accrued daily as a component of unrealized appreciation or depreciation and is recorded as a realized gain upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either receive that security, or an equivalent amount of cash, from the counterparty in exchange for payment of the notional amount to the counterparty, or pay a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received and the notional amount paid is recorded as a realized loss. Realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations. The maximum potential amount of future payments the Fund could incur as a seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity. International Income did not invest in credit default swap contracts during the six months ended January 31, 2010.

The average notional amount of credit default swap contracts outstanding during the six months ended January 31, 2010, was as follows:

Enhanced Multi-Strategy Income
Average notional amount of credit default swap contracts outstanding	$4,692,000

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on swap contract activity.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose a Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates

Nuveen Investments	27

Notes to Financial Statements (Unaudited) (continued)

their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearing house, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

In determining the value of each Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s fair value measurements as of January 31, 2010:

International Income	Level 1	Level 2	Level 3	Total
Investments:
U.S. Government and Agency Obligations	$—	$200,492	$—	$200,492
Sovereign Debt	—	1,513,621	—	1,513,621
Short-Term Investments	666,263	768,301	—	1,434,564
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	12,216	—	12,216
Interest Rate Swaps*	—	8,361	708	9,069
Total	$666,263	$2,502,991	$708	$3,169,962

28	Nuveen Investments

Enhanced Multi-Strategy Income	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$2,214,497	$—	$2,214,497
Convertible Bonds	—	5,056	—	5,056
Asset-Backed and Mortgage-Backed Securities	—	6,118,648	—	6,118,648
Municipal Bonds	—	42,146	—	42,146
U.S. Government and Agency Obligations	373,755	96,614	—	470,369
Sovereign Debt	—	94,263	—	94,263
Short-Term Investments	486,737	—	—	486,737
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(39,408)	—	(39,408)
Interest Rate Swaps*	—	(27,247)	1,119	(26,128)
Credit Default Swaps*	—	360,819	—	360,819
Futures Contracts*	(5,478)	—	—	(5,478)
Total	$855,014	$8,865,388	$1,119	$9,721,521
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of each Fund’s Level 3 investments held at the beginning and end of the measurement period:

	International Income Level 3 Interest Rate Swaps*	Enhanced Multi- Strategy Income Level 3 Interest Rate Swaps*
Balance at beginning of period	$—	$—
Gains (losses):
Net realized gains (losses)	—	—
Net change in unrealized appreciation (depreciation)	708	1,119
Net purchases at cost (sales at proceeds)	—	—
Net discounts (premiums)	—	—
Net transfers in to (out of) at end of period fair value	—	—
Balance at end of period	$708	$1,119
*	Represents net unrealized appreciation (depreciation).

“Change in net unrealized appreciation (depreciation) of swaps” presented on the Statement of Operations includes net appreciation (depreciation) related to securities classified as Level 3 at period end as follows:

	International Income	Enhanced Multi-Strategy Income
Level 3 net appreciation (depreciation)	$708	$1,119

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1 – General Information and Significant Accounting Policies.

The following tables present the fair value of all derivative instruments held by the Funds as of January 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

International Income
		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$43,294	Unrealized depreciation on forward foreign currency exchange contracts	$31,078
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	53,167	Unrealized depreciation on interest rate swaps*	44,098
Total			$96,461		$75,176
*	Represents cumulative appreciation (depreciation) of swap contracts as reported on the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.

Nuveen Investments	29

Notes to Financial Statements (Unaudited) (continued)

Enhanced Multi-Strategy Income
		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$19,369	Unrealized depreciation on forward foreign currency exchange contracts	$58,777
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	2,554	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	8,032
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	68,018	Unrealized depreciation on interest rate swaps**	94,146
Credit	Swaps	Unrealized appreciation on credit default swaps**	383,893	Unrealized depreciation on credit default swaps**	23,074
Total			$473,834		$184,029
*	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.
**	Represents cumulative appreciation (depreciation) of swap contracts as reported on the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2010, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Forward Foreign Currency Exchange Contracts	International Income	Enhanced Multi-Strategy Income
Risk Exposure
Foreign Currency Exchange Rate	$(35,103)	$(60,808)

Net Realized Gain (Loss) from Futures Contracts	International Income	Enhanced Multi-Strategy Income
Risk Exposure
Interest Rate	$ —	$63,282

Net Realized Gain (Loss) from Options Written	International Income	Enhanced Multi-Strategy Income
Risk Exposure
Interest Rate	$665	$2,016

Net Realized Gain (Loss) from Swaps	International Income	Enhanced Multi-Strategy Income
Risk Exposure
Interest Rate	$(15,003)	$(37,931)
Credit	—	260,051
Total	$(15,003)	$222,120

Net Realized Gain (Loss) from Swaptions Written	International Income	Enhanced Multi-Strategy Income
Risk Exposure
Interest Rate	$(992)	$(1,409)

Change in Net Unrealized Appreciation (Depreciation) of Forward Foreign Currency Exchange Contracts	International Income	Enhanced Multi-Strategy Income
Risk Exposure
Foreign Currency Exchange Rate	$31,825	$(24,993)

30	Nuveen Investments

Change in Net Unrealized Appreciation (Depreciation) of Futures Contracts	International Income	Enhanced Multi-Strategy Income
Risk Exposure
Interest Rate	$—	$(34,179)

Change in Net Unrealized Appreciation (Depreciation) of Options Written	International Income	Enhanced Multi-Strategy Income
Risk Exposure
Interest Rate	$(472)	$(1,435)

Change in Net Unrealized Appreciation (Depreciation) of Swaps	International Income	Enhanced Multi-Strategy Income
Risk Exposure
Interest Rate	$13,638	$16,984
Credit	—	(45,500)
Total	$13,638	$(28,516)

4. Fund Shares

Transactions in Fund shares were as follows:

	International Income
	Six Months Ended 1/31/10		Year Ended 7/31/09
	Shares	Amount	Shares	Amount
Shares sold	740	$6,613	4,376	$39,249
Shares redeemed	—	—	—	—
Net Increase (Decrease)	740	$6,613	4,376	$39,249

	Enhanced Multi-Strategy Income
	Six Months Ended 1/31/10		Year Ended 7/31/09
	Shares	Amount	Shares	Amount
Shares sold	1,505	$16,503	4,023	$38,960
Shares redeemed	(3,253)	(35,155)	—	—
Net Increase (Decrease)	(1,748)	$(18,652)	4,023	$38,960

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments, derivative and dollar roll transactions) for the six months ended January 31, 2010, were as follows:

	International Income	Enhanced Multi-Strategy Income
Purchases:
Investment securities	$1,358,162	$1,492,008
U.S. Government and agency obligations	116,979	3,782,963
Sales and maturities:
Investment securities	516,697	1,677,353
U.S. Government and agency obligations	278,183	4,757,259

Transactions in call and put options written during the six months ended January 31, 2010, were as follows:

	International Income		Enhanced Multi-Strategy Income
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding, beginning of period	1	$675	3	$2,025
Options written	—	—	—	—
Options terminated in closing purchase transactions	—	—	—	—
Options expired	(1)	(675)	(3)	(2,025)
Outstanding, end of period	—	$—	—	$—

Nuveen Investments	31

Notes to Financial Statements (Unaudited) (continued)

Transactions in call and put swaptions written during the six months ended January 31, 2010, were as follows:

	International Income		Enhanced Multi-Strategy Income
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—	—	$—
Swaptions written	13	9,116	13	17,521
Swaptions terminated in closing purchase transactions	(7)	(5,268)	(7)	(10,180)
Swaptions expired	(6)	(3,848)	(6)	(7,341)
Outstanding, end of period	—	$—	—	$—

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, amortization of premium and timing and character differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2010, the cost of investments was as follows:

	International Income	Enhanced Multi-Strategy Income
Cost of investments	$3,160,689	$9,076,695

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

	International Income	Enhanced Multi-Strategy Income
Gross unrealized:
Appreciation	$12,277	$357,528
Depreciation	(24,289)	(2,507)
Net unrealized appreciation (depreciation) of investments	$(12,012)	$355,021

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2009, the Funds’ last tax year end, were as follows:

	International Income	Enhanced Multi-Strategy Income
Undistributed net ordinary income*	$3,709	$116,488
Undistributed net long-term capital gains	—	—
*	Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 10, 2009, paid on August 3, 2009. Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended July 31, 2009, was designated for purposes of the dividends paid deduction as follows:

	International Income	Enhanced Multi-Strategy Income
Distributions from net ordinary income*	$441,817	$545,250
Distributions from net long-term capital gains	—	—
*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

At July 31, 2009, the Funds’ last tax year end, International Income had an unused capital loss carryforward available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

International Income
Expiration: July 31, 2017	$18,827

32	Nuveen Investments

The Funds have elected to defer net realized losses from investments incurred from November 1, 2008 through July 31, 2009, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	International Income	Enhanced Multi-Strategy Income
Post-October capital losses	$48,837	$362,560
Post-October currency losses	273,501	—

7. Management Fee and Other Transactions with Affiliates

The Adviser does not charge any investment advisory or administrative fees directly to the Funds. The Adviser has also agreed irrevocably during the existence of the Funds to waive all fees and pay or reimburse all expenses of the Funds (other than interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Adviser is compensated for its services to the Funds from the fee charged at the separately managed account level.

At January 31, 2010, Nuveen owned 300,000 shares and 500,000 shares of International Income and Enhanced Multi-Strategy Income, respectively.

8. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their net investment income which were paid on March 1, 2010, to shareholders of record on February 25, 2010, as follows:

Enhanced Multi-Strategy Income
Dividend per share	$.0915

9. New Accounting Pronouncements

On January 21, 2010, FASB issued changes to the authoritative guidance under GAAP for fair value measurements. The objective of which is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for both Level 2 and Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements in the Level 3 rollforward must be shown on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Funds are evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

Nuveen Investments	33

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

INTERNATIONAL INCOME
Year Ended July 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
2010(d)	$8.93	$.12	$(.09)	$.03	$(.04)	$—	$(.04)	$8.92	.19%
2009	9.80	.33	.14	.47	(1.34)	—	(1.34)	8.93	5.40
2008(e)	10.00	.22	(.20)	.02	(.22)	—	(.22)	9.80	.19

34	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
$2,972	4.18	%*	(1.43	)%*	—	%*	2.75	%*	37%
2,968	4.42		(.84)		—		3.58		144
3,214	2.06	*	1.68	*	.06	*	3.68	*	49

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	For the six months ended January 31, 2010.
(e)	For the period December 27, 2007 (commencement of operations) through July 31, 2008.

See accompanying notes to financial statements.

Nuveen Investments	35

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

ENHANCED MULTI-STRATEGY INCOME
Year Ended July 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
2010(d)	$10.56	$.38	$.75	$1.13	$(.47)	$—	$(.47)	$11.22	10.72%
2009	9.81	1.08	.72	1.80	(.85)	(.20)	(1.05)	10.56	20.12
2008(f)	10.00	.29	(.21)	.08	(.27)	—	(.27)	9.81	.74

36	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(c)
Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate(e)
$6,049	2.69	%*	4.21	%*	—	%*	6.90	%*	59%
5,711	3.04		8.11		—		11.15		439
5,262	1.16	*	3.60	*	.00	**	4.75	*	120

*	Annualized.
**	Annualized expense ratio rounds to less than .01%.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	For the six months ended January 31, 2010.
(e)	Excluding dollar roll transactions.
(f)	For the period December 27, 2007 (commencement of operations) through July 31, 2008.

See accompanying notes to financial statements.

Nuveen Investments	37

Notes

38	Nuveen Investments

Notes

Nuveen Investments	39

Glossary of Terms Used in this Report

Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Collateralized Debt Obligations (CDOs): Collateralized debt obligations are a type of asset-backed security constructed from a portfolio of fixed-income assets. CDOs usually are divided into different tranches having different ratings and paying different interest rates. Losses, if any, are applied in reverse order of seniority and so junior tranches generally offer higher coupons to compensate for added default risk.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or accretion of discounts of bonds held in the Fund’s portfolio.

40	Nuveen Investments

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	41

Nuveen Investments:

Serving Investors For Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $145 billion of assets on December 31, 2009.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

•	Share prices

•	Fund details

•	Daily financial news

•	Investor education

•	Interactive planning tools

Distributed by Nuveen Investments, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-EIMAP-0110P

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date April 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date April 9, 2010

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date April 9, 2010